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Oppenheimer International Growth Fund
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6803 South Tucson Way, Englewood, Colorado 80112

1.800.525.7048

Statement of Additional Information dated February 12, 2001, Revised August 13, 2001

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information in the  Prospectus  dated February 12, 2001. It should be read  together  with the  Prospectus.  You can obtain the  Prospectus  by  writing  to the Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading  it  from  the   OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

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A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal investment policies and the main risks of the Fund are described in the  Prospectus.  This  Statement  of  Additional  Information  contains  supplemental  information  about those policies and risks and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and strategies that the Fund's  Manager may use in  selecting  portfolio  securities  will vary over time.  The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         |X|  Investments  in Stocks and Other  Equity  Securities.  The Fund  focuses  its  investments  in common stocks of foreign  growth  companies,  but it can invest in other  equity  securities.  Equity  securities  include common stocks,  preferred stocks, rights and warrants,  and securities  convertible into common stock. The Fund can purchase securities of issuers having a small, medium or large market capitalization.

         Current income is not a criterion used to select portfolio  securities.  However,  certain debt securities can be selected for the Fund's  portfolio for defensive  purposes.  The Fund can also buy debt  securities that the
Manager believes might offer some  opportunities  for capital  appreciation  when stocks are disfavored,  including convertible securities as discussed below.

         Securities of newer growth  companies  might offer greater  opportunities  for capital  appreciation  than securities  of large,  more  established  companies.  However,  these  securities  also involve  greater risks than securities of more  established  companies.  Securities of small  capitalization  issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.  Therefore,  to the degree that the
Fund has  investments in smaller  capitalization  companies at times of market  volatility,  the Fund's share price may fluctuate more.

                  |_| Growth  Companies.  Growth  companies  are those  companies  that the  Manager  believes  are entering  into a growth cycle in their  business,  with the  expectation  that their stock will  increase in value.
They may be established companies as well as newer companies in the development stage.

         Growth  companies  might have a variety of  characteristics  that in the  Manager's  view  define  them as
"growth" issuers. They might be generating or applying new technologies,  new or improved  distribution  techniques or new  services.  They might own or develop  natural  resources.  They might be  companies  that can benefit  from changing  consumer  demands or lifestyles,  or companies that have projected  earnings in excess of the average for their sector or industry. In each case, they have
prospects that the Manager believes are favorable for the long term. The portfolio manager of the
Fund looks for growth companies with strong, capable management, sound financial and accounting policies, successful product development and marketing and other factors.

                  |_|  Convertible  Securities.  The  value  of  a  convertible  security  is  a  function  of  its
"investment  value" and its  "conversion  value."  If the  investment  value  exceeds  the  conversion  value,  the security will behave more like a debt security,  and the security's  price will likely increase when interest rates fall and decrease when interest rates rise. If the  conversion  value exceeds the  investment  value,  the security will behave more like an equity  security:  it will likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

         Convertible  securities  are  debt  securities  that  are  convertible  into  an  issuer's  common  stock.
Convertible  securities rank senior to common stock in a corporation's  capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         While some  convertible  securities are a form of debt security,  in many cases their  conversion  feature
(allowing  conversion  into  equity  securities)  causes  them  to be  regarded  by the  Manager  more  as  "equity equivalents."  As a result,  the rating  assigned  to the  security  has less  impact on the  Manager's  investment decision than in the case of non-convertible debt fixed income securities.

         To  determine  whether  convertible  securities  should be regarded as "equity  equivalents,"  the Manager examines the following factors:
(1)      whether,  at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the  convertible  security  may be a  defensive  "equity  substitute,"  providing  the ability to participate in any appreciation in the price of the issuer's common stock.

                  |_|  Rights  and  Warrants.  The Fund can  invest up to 5% of its total  assets  in  warrants  or rights.  That 5% limit does not apply to warrants and rights the Fund has  acquired as part of units of  securities or that are attached to other  securities  that the Fund buys.  Warrants  basically are options to purchase  equity securities at specific  prices valid for a specific period of time.  Their prices do not necessarily  move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short  duration and are  distributed  directly  by the issuer to its  shareholders.  Rights  and  warrants  have no voting  rights, receive no dividends and have no rights with respect to the assets of the issuer.

                  |_| Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated dividend rate payable from the  corporation's  earnings.  Preferred  stock  dividends may be cumulative or  non-cumulative.  "Cumulative"
dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock.  Preferred stock may be  "participating"  stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.
         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of the  preferred  stocks to decline.  Preferred  stock may have  mandatory  sinking  fund  provisions,  as well as provisions  allowing calls or redemptions  prior to maturity,  which can also have a negative impact on prices when interest rates decline.  Preferred  stock  generally has a preference  over common stock on the  distribution  of a corporation's  assets  in the  event  of  liquidation  of  the  corporation.  The  rights  of  preferred  stock  on distribution  of a  corporation's  assets in the event of a  liquidation  are generally  subordinate  to the rights associated with a corporation's debt securities.

         |X| Foreign  Securities.  "Foreign  securities"  include equity and debt securities of companies organized under the laws of  countries  other  than the  United  States and of  governments  other than the U.S.  government.
"Foreign  securities"  also  include  securities  of  companies  (including  those that are  located in the U.S. or organized  under U.S. law) that derive a significant  portion of their revenue or profits from foreign  businesses, investments or sales,  or that have a significant  portion of their assets abroad.  Those  securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American  Depository  Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter  markets, and foreign currencies,  are considered
"foreign  securities"  for the  purpose  of the  Fund's  investment  allocations.  They are  subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         The amount of the Fund's assets  invested in securities of issuers in a particular  country will vary over time,  based upon the Manager's  evaluation of the  investment  merits of particular  issuers as well as the market and economic  conditions in a particular  country or region.  Factors that might be considered  could include,  for example,  a country's  balance of payments,  inflation rate,  economic  self-sufficiency,  and social and political factors.

         Investing  in foreign  securities  offers  potential  benefits  not  available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business cycles different from those of the
U.S., or to reduce  fluctuations in portfolio  value by taking  advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

                  |_|  Risks  of  Foreign   Investing.   Investments  in  foreign   securities  may  offer  special
opportunities for investing but also present special additional risks and  considerations not typically  associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in value of  foreign  investments  due to  changes  in  currency  rates or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;

o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio  transactions  or loss of certificates  for portfolio securities;
o        possibilities in some countries of expropriation,  confiscatory taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

                  In the past,  U.S.  Government  policies  have  discouraged  certain  investments  abroad by U.S.
investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                  |_| Special Risks of Emerging  Markets.  Emerging and  developing  markets  abroad may also offer special  opportunities  for growth investing but have greater risks than more developed  foreign  markets,  such as those in Europe,  Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities markets,  and  settlements  of purchases and sales of  securities  may be subject to  additional  delays.  They are subject  to  greater  risks  of  limitations  on the  repatriation  of  income  and  profits  because  of  currency restrictions  imposed by local  governments.  Those countries may also be subject to the risk of greater  political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

         |X| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its portfolio securities  during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate  from year to year. The Fund does not expect to have a portfolio turnover rate of more than 100% annually.

         Increased  portfolio  turnover  creates higher  brokerage and transaction  costs for the Fund, which could reduce its overall  performance.  Additionally,  the realization of capital gains from selling portfolio securities may result in  distributions  of taxable  long-term  capital  gains to  shareholders,  since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund from time to time can use the types  of  investment  strategies  and  investments  described  below.  It is  not  required  to use  all of  these strategies at all times, and at times might not use them.

         |X| Investing in Small,  Unseasoned  Companies.  The Fund can invest in  securities  of small,  unseasoned companies.  These are  companies  that have been in operation for less than three years,  including the  operations of any  predecessors.  Securities of these companies may be subject to volatility in their prices.  They might have a limited  trading market,  which could  adversely  affect the Fund's ability to dispose of them and can reduce the price  the  Fund  might be able to  obtain  for  them.  Other  investors  that own a  security  issued  by a small, unseasoned  issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting to dispose of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might  otherwise be  obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

         |X|  Investing  in Debt  Securities.  While the Fund does not  invest for the  purpose of seeking  current income,  at times the Fund can invest in debt  securities,  including the  convertible  debt  securities  described above under the  description  of equity  investments.  Debt  securities  also can be selected for investment by the
Fund for  defensive  purposes,  as described  below.  For example,  when the stock market is volatile,  or when the portfolio  manager believes that growth  opportunities in stocks are not attractive,  certain debt securities might provide not only offer defensive opportunities but also some opportunities for capital appreciation.

         The Fund's debt investments can include  corporate bonds and notes of foreign or U.S.  companies,  as well as U.S. and foreign government  securities.  It is not expected that this will be a significant  portfolio strategy of the Fund under normal  market  circumstances,  and the Fund  normally  does not intend to invest more than 5% of its total assets in debt securities.

                  |_|  Credit  Risk.  Debt  securities  are  subject to credit  risk.  Credit  risk  relates to the ability of the issuer of a debt  security to make  interest or  principal  payments on the  security as they become due.  If the issuer  fails to pay  interest,  the Fund's  income  may be reduced  and if the issuer  fails to repay principal,  the value of that bond and of the Fund's shares may be reduced.  The Manager may rely to some extent on credit ratings by nationally  recognized  rating agencies in evaluating the credit risk of securities  selected for the Fund's  portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's  ability to make timely payments, and the credit risks of a particular security may change over time.

         While the Fund can invest in  higher-yielding  lower-grade  debt  securities  (that is,  securities  below investment  grade),  its debt  investments  will generally be investment  grade.  Those are securities rated in the four highest rating  categories of Standard & Poor's Rating Service or Moody's Investors  Service,  Inc., or having equivalent  ratings from other rating agencies or, in the case of unrated  securities,  comparable ratings assigned to a security by the Manager.

         The Fund can invest in  securities  rated as low as "C" or "D" or which are in default  when the Fund buys them.  Securities  rated "Baa" by Moody's or "BBB" by Standard & Poor's are considered  investment grade but may be subject to greater  market  fluctuations  and risks of loss of income and principal  than higher grade  securities.
They may be  considered  to have  speculative  elements.  The Fund can also buy  unrated  securities  to which  the
Manager  assigns a rating based upon its  evaluation of the yield and risks of  comparable  rated  securities.  The
Fund is not obligated to dispose of a security if the rating is reduced  after the Fund buys the security,  but the
Manager will monitor those securities to determine whether they should be retained in the Fund's portfolio.

                  |_| Interest Rate Risks.  In addition to credit  risks,  debt  securities  are subject to changes in value when  prevailing  interest  rates  change.  When  interest  rates  fall,  the values of  outstanding  debt securities  generally  rise, and the bonds may sell for more than their face amount.  When interest rates rise, the values of  outstanding  debt  securities  generally  fall,  and the bonds may sell at a  discount  from  their face amount.  The magnitude of these price  changes is generally  greater for bonds with longer  maturities.  Therefore, when the  average  maturity of the Fund's  debt  securities  is longer,  its share  price may  fluctuate  more when interest rates change.

         |X| Repurchase Agreements.  The Fund can acquire securities subject to repurchase agreements.  It might do so for
o        liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment  of the proceeds from sales of Fund shares, or
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously  resells  it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Fund's Board of Trustees from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occurs  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's limits on holding illiquid  investments.  The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the  amount of the Fund's net  assets  that may be  subject  to  repurchase  agreements having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act, are  collateralized by the underlying  security.  The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral  must equal or exceed the repurchase  price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its ability to do
so. The Manager will  monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will continuously monitor the collateral's value.

         |X| Illiquid and  Restricted  Securities.  Under the policies  and  procedures  established  by the Fund's
Board of Trustees,  the Manager determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the Securities Act of 1933, the Fund may have to cause those  securities to be registered.  The expenses of registering  restricted  securities may be negotiated by the Fund with the  issuer  at the time the Fund buys the  securities.  When the Fund must  arrange  registration because the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions on their public resale.  Those  restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.
Those  percentage  restrictions  do not limit  purchases  of  restricted  securities  that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among other factors.
If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing in more than seven days and  participation interests that do not have puts exercisable within seven days.

         |X|  Loans  of  Portfolio  Securities.  To  raise  cash  for  liquidity  purposes,  the  Fund can lend its portfolio  securities to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of  Trustees.  These  loans are  limited to not more than 25% of the value of the  Fund's  total  assets.  The Fund currently  does not intend to engage in loans of  securities,  but if it does so, such loans will not likely exceed
5% of the Fund's total assets.

         There  are some  risks in  connection  with  securities  lending.  The Fund  might  experience  a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The Fund must receive collateral for a loan. Under current  applicable  regulatory  requirements  (which are  subject to  change),  on each  business  day the loan  collateral  must be at least  equal to the value of the loaned  securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its agencies  or  instrumentalities,  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the  terms of the  letter.  The terms of the  letter  of  credit  and the  issuing  bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest  on  loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of  interest  may be  shared  with  the  borrower.  The  Fund  may also  pay  reasonable  finders',  custodian  and administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         |X| Borrowing  for  Leverage.  The Fund has the ability to borrow up to 10% of the value of its net assets from banks on an unsecured basis to invest the borrowed funds in portfolio  securities.  This speculative technique is known as "leverage."  The Fund may borrow only from banks.  Under current  regulatory  requirements,  borrowings can be made only to the extent that the value of the Fund's assets,  less its  liabilities  other than  borrowings, is equal to at least 300% of all borrowings  (including the proposed borrowing).  If the value of the Fund's assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  the Fund's net asset  value per share might  fluctuate  more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this  technique,  but if it does so, it will not likely do so to a substantial degree.

         |X|  Derivatives.  The Fund  can  invest  in a  variety  of  derivative  investments  to seek  income  for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments  described below in this Statement of Additional  Information.  However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

         Some of the derivative  investments  the Fund can use include "debt  exchangeable  for common stock" of an issuer or  "equity-linked  debt  securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount  based on the price of the  issuer's  common stock at the time of maturity.  Both alternatives present a risk that the amount
payable at maturity  will be less than the  principal  amount of the debt because the price of the issuer's  common stock might not be as high as the Manager expected.

         |X| Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund can use them.  It is not  required  to do so in seeking  its goal.  To attempt to protect  against  declines in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the value of  portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o        sell futures contracts,
o        buy puts on such futures or on securities, or
o        write  covered calls on  securities  or futures.  Covered  calls can also be used to seek income,  but the
              Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against  the possibility that its portfolio  securities  would not be fully included in a rise in value of the market.  To do so the Fund could:
o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund's  strategy  of hedging  with  futures and options on futures  will be  incidental  to the Fund's activities  in the  underlying  cash market.  The  particular  hedging  instruments  the Fund can use are described below.  The Fund may employ new hedging  instruments  and strategies when they are developed,  if those  investment methods are consistent  with the Fund's  investment  objective and are  permissible  under  applicable  regulations governing the Fund.

                  |_|  Futures.  The Fund can buy and sell  futures  contracts  that  relate  to (1)  broadly-based stock indices (these are referred to as "stock index futures"),  and (2) foreign  currencies (these are referred to as "forward contracts").

         A  broadly-based  stock index is used as the basis for trading  stock index  futures.  In some cases these futures may be based on stocks of issuers in a particular  industry or group of  industries.  A stock index assigns relative values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be
purchased or sold directly.  These  contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the  futures  transaction.  There is no delivery  made of the  underlying  securities  to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         No money is paid or  received  by the Fund on the  purchase  or sale of a  future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account  only under  specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value,  subsequent  margin payments, called variation margin, will be paid to or by the futures broker daily.
         At any time prior to expiration  of the future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be  paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then  realized  by the  Fund  for tax purposes.  All futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

                  |_| Put and Call  Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options  ("calls").  The Fund can buy and sell  exchange-traded  and  over-the-counter  put and call  options, including  index  options,  securities  options,  currency  options,  and  options  on the other  types of  futures described above.

                  |_| Writing  Covered Call  Options.  The Fund can write (that is,  sell)  covered  calls.  If the
Fund  sells a call  option,  it must be  covered.  That  means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for  certain  types of calls,  the call may be covered by  identifying  liquid assets on the Fund's books to enable the Fund to satisfy its  obligations  if the call is  exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it receives  cash (a  premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some extent by the  premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When  the  Fund  writes  a call on an  index,  it  receives  cash (a  premium).  If the  buyer of the call exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point of difference.  If the value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the premium.

         The Fund's  custodian bank, or a securities  depository  acting for the Custodian,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the Fund has written  calls  traded on  exchanges  or as to other  acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the  expiration of the option or when the Fund enters into a closing transaction.

         When the Fund  writes an  over-the-counter  ("OTC")  option,  it will  enter  into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the Fund will have the absolute  right to  repurchase  that OTC option.  The formula  price will  generally  be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on holding  illiquid  securities)  the  mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction  costs and the  premium  received  on the call the Fund wrote is more or less than the price of the call the Fund  purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying  security and the premium it received when it wrote the call. Any such profits are  considered  short-term  capital gains for Federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a  closing  purchase  transaction  due to the lack of a market,  it will  have to hold the  callable securities until the call expires or is exercised.

         The Fund can also write calls on a futures  contract  without  owning the futures  contract or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by identifying on its books an equivalent  dollar amount of liquid assets on the Fund's books.  The Fund will identify additional  liquid  assets on the  Fund's  books if the value of the  identified  assets  drops  below  100% of the current  value of the  future.  Because  of this  segregation  requirement,  in no  circumstances  would the Fund's receipt of an exercise  notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                           |_| Writing  Put  Options.  The Fund can sell put  options.  A put option on  securities gives the  purchaser the right to sell,  and the writer the  obligation  to buy, the  underlying  investment at the exercise  price  during  the  option  period.  The Fund will not write  puts if, as a result,  more than 50% of the
Fund's net assets would be required to be identified to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets  identified  on the Fund's  books.  The premium  the Fund  receives  from  writing  a put  represents  a  profit,  as long as the  price of the  underlying investment  remains  equal  to or above  the  exercise  price  of the put.  However,  the  Fund  also  assumes  the obligation  during the option  period to buy the  underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment  falls below the exercise  price. If a put the Fund has written expires unexercised,  the Fund realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised,  the Fund must fulfill its  obligation  to purchase the  underlying  investment  at the exercise price.  That price will usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale  price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction  costs the Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Fund will  deposit  in escrow  liquid  assets  with a value  equal to or  greater  than the  exercise  price of the underlying  securities.  The Fund therefore  forgoes the opportunity of investing the identified  assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to take  delivery of the underlying  security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation  as the  writer  of the  put.  That  obligation  terminates  upon  expiration  of the  put.  It may also terminate  if,  before  it  receives  an  exercise  notice,  the Fund  effects a closing  purchase  transaction  by purchasing  a put of the same series as it sold.  Once the Fund has been  assigned an  exercise  notice,  it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written  or to  prevent  the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for  other  investments.  The Fund  will  realize  a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received from writing the put option.  Any profits from writing puts are  considered  short-term  capital  gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

                  |_| Purchasing  Calls and Puts. The Fund can purchase  calls to protect  against the  possibility that the Fund's  portfolio  will not  participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase  transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund  benefits  only if it sells the call at a profit or if, during the call period, the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right to sell the  underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the  underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market price of the underlying  investment  is equal to or above the  exercise  price and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may sell the put prior to its expiration.
That sale may or may not be at a profit.

         Buying a put on an investment  the Fund does not own (such as an index or future)  permits the Fund either to resell the put or to buy the  underlying  investment  and sell it at the exercise  price.  The resale price will vary  inversely to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the  exercise  price  and,  as a result,  the put is not  exercised,  the put will  become  worthless  on its expiration date.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

         The Fund can buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

                  |_|  Buying  and  Selling  Options  on  Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They include puts and calls that trade on a securities or commodities  exchange or in the  over-the-counter  markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates  a rise in the dollar value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing  puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund  owns the  underlying  foreign currency  covered by the call or has an absolute  and  immediate  right to acquire that  foreign  currency  without additional cash  consideration (or it can do so for additional cash  consideration held in an identified account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a  foreign  currency  to  provide a hedge  against a decline  in the U.S.
dollar  value of a  security  which the Fund  owns or has the right to  acquire  and  which is  denominated  in the currency underlying the option. That decline might be one that occurs due to an
expected  adverse  change  in  the  exchange  rate.  This  is  known  as  a  "cross-hedging"   strategy.  In  those
circumstances,  the Fund  covers the option by  maintaining  cash,  U.S.  government  securities  or other  liquid, high-grade  debt securities in an amount equal to the exercise price of the option,  in an identified  account with the Fund's custodian bank.

                  |_| Risks of Hedging with Options and Futures.  The use of hedging  instruments  requires special skills and  knowledge of  investment  techniques  that are  different  than what is required  for normal  portfolio management.  If the Manager uses a hedging  instrument at the wrong time or judges market  conditions  incorrectly, hedging  strategies  may reduce  the Fund's  return.  The Fund  could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its portfolio  turnover  rate and brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases  or sales of the  underlying  investments.
Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently, put and call options offer large amounts of leverage.
The  leverage  offered by trading in options  could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

         If a covered  call  written by the Fund is exercised on an  investment  that has  increased in value,  the
Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's  securities.  For  example,  it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the securities held in the Fund's  portfolio might decline.
If that occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree, over time the value of a  diversified  portfolio  of  securities  will  tend to move in the same  direction  as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging instruments in a greater dollar amount
than the dollar amount of portfolio  securities  being hedged.  It might do so if the historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         The Fund can use hedging  instruments  to  establish a position in the  securities  markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then  concludes not to invest in securities  because of concerns that the market might decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.
                  |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange  contracts.  They are used to buy or sell  foreign  currency  for future  delivery at a fixed  price.  The Fund uses them to try to "lock in" the U.S. dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect against  possible  losses from changes in the relative  values of the U.S.  dollar and a foreign  currency.
The Fund limits its  exposure in foreign  currency  exchange  contracts  in a  particular  foreign  currency to the amount  of its  assets  denominated  in that  currency  or a  closely-correlated  currency.  The  Fund can also use
"cross-hedging"  where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These  contracts are traded in the inter-bank  market conducted  directly among currency  traders  (usually large  commercial  banks) and their customers.

         The Fund can use  forward  contracts  to  protect  against  uncertainty  in the level of  future  exchange rates.  The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in  advance.  Although  forward  contracts  may  reduce  the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend  payments.  To do so, the Fund could enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange  rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes  that foreign  currency  might suffer a  substantial  decline against  the U.S.  dollar,  it could  enter  into a forward  contract  to sell an amount of that  foreign  currency approximating  the value of some or all of the Fund's portfolio  securities  denominated in that foreign  currency.
When the Fund  believes that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the
Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions  in these  cases by  identifying  to its  custodian  bank  assets having a value equal to the aggregate amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the  contracts would  obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  the Fund may maintain a net exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid securities  denominated in any currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call  option  permitting  the Fund to  purchase  the  amount of foreign  currency  being  hedged by a forward  sale contract at a price no higher than the forward  contract  price.  As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts  and the value of the  securities  involved generally  will not be possible  because the future value of  securities  denominated  in foreign  currencies  will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver,  the Fund might have to purchase  additional foreign currency on the "spot" (that is, cash)  market to settle the security  trade.  If the market  value of the  security  instead  exceeds the amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

         The  projection  of  short-term  currency  market  movements is extremely  difficult,  and the  successful execution  of a  short-term  hedging  strategy  is  highly  uncertain.  Forward  contracts  involve  the risk  that anticipated  currency  movements  will not be  accurately  predicted,  causing the Fund to sustain  losses on these contracts and to pay additional  transactions  costs. The use of forward  contracts in this manner might reduce the
Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity of a forward  contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation  to deliver the currency by  purchasing a second contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract  entitling it to sell the same amount of the same currency on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of  engaging  in  forward  contracts  varies  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually  entered into on a principal  basis,  no brokerage  fees or  commissions  are  involved.  Because these contracts  are not  traded  on an  exchange,  the  Fund  must  evaluate  the  credit  and  performance  risk of the counterparty under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the prices at which they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

                  |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the
Fund is required to operate  within  certain  guidelines  and  restrictions  with  respect to the use of futures as established by the Commodities  Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from registration  with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets  that may be used for  futures margin and related  options  premiums  for a bona fide hedging  position.  However,  under the Rule,  the Fund must limit its  aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.
Under the Rule, the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through  one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be  affected  by options written or held by other  entities,  including other  investment  companies  having the same Advisor as the
Fund (or an Advisor that is an affiliate of the Fund's  Advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the  liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

         Under the Investment  Company Act, when the Fund purchases a future,  it must maintain  liquid assets,  in an amount equal to the market value of the  securities  underlying the future,  less the margin deposit  applicable to it.

                  |_| Tax Aspects of Hedging  Instruments.  Certain foreign  currency  exchange  contracts in which the Fund may invest are treated as "Section 1256  contracts"  under the Internal  Revenue  Code. In general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each

taxable  year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.
These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment company  distributions  and for other purposes  under rules  prescribed  pursuant to the Internal  Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain  forward  contracts  the Fund  enters  into may  result in  "straddles"  for  Federal  income  tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed only to the  extent  that  the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss  is  generally  allowed  at the  point  where  there  is no  unrecognized  gain  in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      1.   gains or losses  attributable  to fluctuations in exchange rates that occur between the time the Fund accrues  interest or other  receivables  or accrues  expenses or other  liabilities  denominated in a foreign currency and the time the Fund actually  collects such receivables or pays such  liabilities,
              and

         2. gains or losses  attributable to fluctuations  in the value of a foreign  currency  between the date of acquisition  of a debt  security  denominated  in a foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

Currency  gains and losses are offset  against  market  gains and  losses on each trade  before  determining  a net
"Section  988" gain or loss under the  Internal  Revenue  Code for that trade,  which may  increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |X| Temporary  Defensive  Investments.  When market  conditions are unstable,  or the Manager  believes it is otherwise  appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities for defensive  purposes.  The Fund can also purchase these securities for liquidity  purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold  while  waiting  to  reinvest  cash  received  from the sale of other portfolio securities. The Fund can buy:

o        high-quality  (rated in the top two rating  categories of  nationally-recognized  rating  organizations or deemed by the Manager to be of comparable  quality),  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
o        commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o        debt obligations of corporate  issuers,  rated  investment grade (rated at least Baa by Moody's  Investors
              Service,  Inc.  or at least BBB by  Standard  & Poor's  Rating  Service,  or a  comparable  rating by another  rating  organization),  or  unrated  securities  judged  by the  Manager  to be of a quality comparable to rated securities in those categories,

o        certificates  of deposit  and  bankers'  acceptances  of domestic  and foreign  banks and savings and loan associations, and
o        repurchase agreements.

         Short-term debt securities  would normally be selected for defensive or cash management  purposes  because they can  normally be disposed of quickly,  are not  generally  subject to  significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:

o        67% or more of the shares  present or  represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X| What Are the Fund's  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

o        The Fund  cannot  buy  securities  issued  or  guaranteed  by any one  issuer if more than 5% of its total assets would be invested in  securities  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the Fund's total assets.  The limit
              does  not  apply  to  securities   issued  by  the  U.S.   government  or  any  of  its  agencies  or
              instrumentalities.

o        The Fund cannot lend money.  However, it can invest in all or a portion of an issue of bonds,  debentures, commercial  paper  or  other  similar  corporate  obligations,  whether  or  not  they  are  publicly distributed  (however,  the purchase of obligations  that are not publicly  distributed is limited by the  Fund's  policy  on  holding  restricted  and  illiquid  securities).  The Fund may also lend its portfolio  securities  subject to any  restrictions  adopted by the Board of Trustees,  and may enter into repurchase agreements.

o        The Fund cannot  concentrate  investments.  That means it cannot invest 25% or more of its total assets in
              companies   in  any  one   industry.   Obligations   of  the  U.S.   government,   its  agencies  and
              instrumentalities  are  not  considered  to be  part  of an  "industry"  for  the  purposes  of  this restriction.

o        The Fund  cannot  invest in real  estate or  interests  in real  estate.  However,  the Fund can  purchase readily-marketable securities of companies holding real estate or interests in real estate.

o        The Fund cannot issue senior  securities.  This restriction does not prevent the Fund from borrowing money
              for  investment  or  emergency  purposes,  or  from  entering  into  margin,   collateral  or  escrow
              arrangements permitted by its other investment policies.

o        The Fund cannot underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities  held in its own portfolio.

o        The Fund  cannot  invest in  commodities  or  commodity  contracts,  other  than the  hedging  instruments permitted  by any  of its  other  investment  policies.  It  does  not  matter  whether  the  hedging instrument is considered to be a commodity or commodity contract.

o        The Fund cannot invest in companies for the purpose of acquiring control or management of them.

o        The Fund cannot purchase  securities on margin.  However,  the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies.

         o        The Fund  cannot  invest  in or hold  securities  of any  issuer  if  officers  and  Trustees  or
              Directors  of the  Fund or the  Manager  individually  beneficially  own  more  than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o        The Fund  cannot  mortgage  or pledge  any of its  assets.  However,  this does not  prohibit  the  escrow arrangements  contemplated  by the  writing of covered  call  options or other  collateral  or margin arrangements  in  connection  with  any of the  hedging  instruments  permitted  by any of its  other investment policies.

o        The Fund cannot invest in other open-end  investment  companies.  It cannot invest more than 5% of its net assets in closed-end  investment  companies,  including  small business  development  companies.  Any brokerage  commissions  it pays in  investing  in  closed-end  investment  companies  must not exceed normal commission rates.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell securities  to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to  concentrate  its  investments as described  above,  the Fund has adopted the industry  classifications  set forth in Appendix A to this  Statement of Additional  Information.  That is not a fundamental policy.

         As  a   non-fundamental   policy,   the  Fund  cannot  sell  securities  short  except  in  collateralized transactions.  In those cases the Fund must own an equivalent  amount of the securities  sold short.  Not more than
15% of the Fund's net assets may be held as  collateral  for short  sales at any time.  The Fund does not expect to engage in this type of transaction as part of its normal portfolio management techniques.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment  company with an unlimited number of authorized  shares of beneficial  interest.  The Fund was organized as a Massachusetts  business trust in
December 1995.

         The Fund is  governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee the Fund's activities,  review its  performance,  and review the actions of the  Manager.  Although the Fund will not normally hold  annual  meetings  of its  shareholders,  it may hold  shareholder  meetings  from  time to time on  important matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         |X| Classes of Shares.  The Board of  Trustees  has the power,  without  shareholder  approval,  to divide unissued  shares of the Fund into two or more  classes.  The Board  has done so,  and the Fund  currently  has five classes of shares  authorized:  Class A, Class B, Class C, Class N and Class Y. The Fund  currently  does not offer
Class Y shares to investors. All classes invest in the same investment portfolio.  Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally  on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The  Trustees are  authorized  to create new series and classes of shares.  The  Trustees  may  reclassify unissued  shares of the Fund into additional  series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser  number of shares  without  changing  the  proportionate  beneficial interest of a shareholder in the Fund.  Shares do not have  cumulative  voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         |X| Meetings of  Shareholders.  As a Massachusetts  business trust,  the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other applicable law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the Trustees receive a request from at least 10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder  list  available to the  applicants  or  mail  their  communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.
The Trustees may also take other action as permitted by the Investment Company Act.

         |X|  Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer of  shareholder  or  Trustee  liability  for the Fund's  obligations.  It also  provides  for  indemnification  and reimbursement  of  expenses  out of the  Fund's  property  for  any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally liable as a "partner" under certain  circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively  remote  circumstances in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's  Trustees and officers and their  principal  occupations and business affiliations  and occupations  during the past five years are listed below.  Trustees  denoted with an asterisk (*)
below are deemed to be "interested  persons" of the Fund under the Investment  Company Act. All of the Trustees are
Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer California Municipal Fund                        Oppenheimer International Small Company Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                          Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                   Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                             Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                       Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                  Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                      Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                      Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                      Oppenheimer Trinity Growth Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund

         Ms. Macaskill and Messrs.  Donohue,  Wixted,  Zack,  Bishop and Farrar  respectively hold the same offices with the other New  York-based  Oppenheimer  funds as with the Fund.  As of January  23,  2001,  the  Trustees  and
officers  of the Fund as a group  owned of  record  or  beneficially  less  than 1% of each  class of shares of the
Fund.  The  foregoing  statement  does not  reflect  ownership  of shares of the Fund held of record by an employee benefit  plan for  employees  of the  Manager,  other  than the  shares  beneficially  owned  under the plan by the officers of the Fund listed above. Mr. Donohue is a trustee of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017

General Partner of Odyssey Partners,  L.P.  (investment  partnership) (since 1982) and Chairman of Avatar Holdings,
Inc. (real estate development).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469

A Trustee or Director of other Oppenheimer funds.  Formerly he held the following  positions:  Vice Chairman of the
Manager,  OppenheimerFunds,  Inc. (October 1995 - December 1997); Executive Vice President of the Manager (December
1977 - October  1995);  Executive Vice  President and a director  (April 1986 - October 1995) of HarbourView  Asset
Management Corporation, an investment advisor subsidiary of the Manager.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The  Director of the  Institute  for  Advanced  Study,  Princeton,  N.J.  (since 1991) and a member of the National
Academy of Sciences  (since  1979);  formerly  (in  descending  chronological  order) a director  of Bankers  Trust
Corporation,  Provost and Professor of Mathematics at Duke University,  a director of Research Triangle  Institute,
Raleigh, N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529

Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004

Author and  architectural  historian;  a trustee of the Freer  Gallery of Art  (Smithsonian  Institute),  Executive
Committee of Board of Trustees of the National  Building  Museum;  a member of the Trustees  Council,  Preservation
League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185

A director of Dominion  Resources,  Inc. (electric utility holding company),  Dominion Energy, Inc. (electric power and oil & gas  producer),  and Prime Retail,  Inc. (real estate  investment  trust);  formerly  President and Chief
Executive Officer of The Conference Board, Inc.  (international  economic and business  research) and a director of
Lumbermens  Mutual  Casualty  Company,  American  Motorists  Insurance  Company and American  Manufacturers  Mutual
Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome Levy  Economics
Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank;  Trustee,  Financial
Accounting Foundation (FASB and GASB);  President,  Baruch College of the City University of New York; formerly New
York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830

Chairman of The Directorship  Search Group, Inc.  (corporate  governance  consulting and executive  recruiting);  a director of Professional Staff Limited (a U.K. temporary staffing company);  a life trustee of International  House
(non-profit educational organization), and a trustee of the Greenwich Historical Society.

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman (November 1987
- January  1991) and a  director  (January  1969 - August  1999) of the  Manager;  President  and  Director  of the
Distributor (July 1978 - January 1992).

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259

Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services).

Bridget A. Macaskill*, President and Trustee, Age: 53.
Two World Trade Center, New York, New York 10048-0203

Formerly  Chairman  (August 2000 - July 2001),  Chief Executive  Officer  (September  1995 - July 2001),  President
(June 1991 - August 2000) and a director  (December 1994 - July 2001) of the Manager;  President  (September 1995 -
July 2001) and a director  (October  1990 - July 2001) of  Oppenheimer  Acquisition  Corp.,  the  Manager's  parent holding  company;  President,  Chief  Executive  Officer  and a director  (March  2000 - July 2001) of OFI  Private
Investments,  Inc.,  an  investment  adviser  subsidiary  of the Manager;  Chairman  and a director of  Shareholder
Services,  Inc. (August 1994 - July 2001) and Shareholder  Financial  Services,  Inc.  (September  1995-July 2001),
transfer agent  subsidiaries of the Manager;  President  (September 1995 - July 2001) and a director (November 1989
- July 2001) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;  President and a director  (October  1997 - July  2001) of  OppenheimerFunds  International  Ltd.,  an  offshore  fund  management subsidiary of the Manager and of  Oppenheimer  Millennium  Funds plc; a director of  HarbourView  Asset  Management
Corporation  (July 1991 - July  2001) and of  Oppenheimer  Real Asset  Management,  Inc.  (July 1996 - July  2001),
investment  adviser  subsidiaries of the Manager;  a director (April 2000 - July 2001) of  OppenheimerFunds  Legacy
Program,  a charitable  trust program  established  by the Manager.  President  and a trustee of other  Oppenheimer funds.

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive  Vice  President  (since  January  1993),  General  Counsel  (since  October 1991) and a director  (since
September  1995) of the Manager;  Executive Vice President  (since  September  1993) and a director  (since January
1992) of the  Distributor;  Executive Vice  President,  General  Counsel and a director  (since  September 1995) of
HarbourView Asset Management  Corporation,  Shareholder Services,  Inc.,  Shareholder Financial Services,  Inc. and
Oppenheimer  Partnership  Holdings,  Inc., of OFI Private Investments,  Inc. (since March 2000), and of PIMCO Trust
Company (since May 2000);  President and a director of Centennial  Asset  Management  Corporation  (since September
1995) and
of Oppenheimer  Real Asset  Management,  Inc.  (since July 1996);  Vice President and a director  (since  September
1997) of  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc; a director (since April 2000)
of OppenheimerFunds  Legacy Program, a charitable trust program established by the Manager;  General Counsel (since
May 1996) and  Secretary  (since April 1997) of  Oppenheimer  Acquisition  Corp.;  an officer of other  Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the  Manager/Mutual  Fund  Accounting  (since May 1996); an officer of other  Oppenheimer  funds;
formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996),  and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112

Vice  President  of the  Manager/Mutual  Fund  Accounting  (since May 1996);  Assistant  Treasurer  of  Oppenheimer
Millennium  Funds plc (since  October  1997);  an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice
President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999)  of the  Manager;  Treasurer  (since  March  1999) of
HarbourView  Asset  Management  Corporation,   Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management
Corporation,  Shareholder  Financial  Services,  Inc. and Oppenheimer  Partnership  Holdings,  Inc., of OFI Private
Investments,  Inc. (since March 2000) and of OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds
plc (since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of PIMCO Trust  Company;  Assistant
Treasurer (since March 1999) of Oppenheimer  Acquisition Corp. and of Centennial Asset Management  Corporation;  an
officer of other  Oppenheimer  funds;  formerly  Principal  and Chief  Operating  Officer,  Bankers Trust Company -
Mutual Fund Services  Division (March 1995 - March 1999);  Vice President and Chief  Financial  Officer of CS First
Boston Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203

Senior Vice President  (since May 1985) and Associate  General  Counsel (since May 1981) of the Manager,  Assistant
Secretary of Shareholder  Services,  Inc. (since May 1985),  Shareholder  Financial Services,  Inc. (since November
1989);  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George Evans, Vice President and Portfolio Manager, Age: 41.
Two World Trade Center, New York, New York 10048-0203
Vice  President of the Manager (since October 1993) and of HarbourView  Asset  Management  Corporation  (since July
1994); an officer and portfolio manager of other Oppenheimer funds.

         |X|  Remuneration of Trustees.  The officers of the Fund and a Trustee of the Fund (Ms.  Macaskill) who is
affiliated  with the Manager  receive no salary or fee from the Fund.  The remaining  Trustees of the Fund received the compensation  shown below.  The  compensation  from the Fund was paid during its fiscal year ended November 30,
2000. The  compensation  from all of the New York-based  Oppenheimer  funds  (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2000.

------------------------------------ -------------------------- ------------------------- ----------------------------

                                                                                          Total
                                                                Retirement                Compensation
                                                                Benefits                  From all
                                     Aggregate Compensation     Accrued as Part           New York based Oppenheimer
Trustee's Name                       from Fund1                 of Fund                   Funds (29 Funds)2
and Other Positions                                             Expenses

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Leon Levy                            $11,365                    $6,906                    $171,950
Chairman

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Robert G. Galli3                     $2,714                     $0                        $191,134
Study Committee Member

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Philip A. Griffths4                  $1,214                     $0                        $59,529

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Benjamin Lipstein                    $11,938                    $8,084                    $148,639
Study Committee Chairman,
Audit Committee Member

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Elizabeth B. Moynihan                $2,978                     $353                      $104,695
Study Committee Member

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Kenneth A. Randall                   $6,683                     $4,286                    $96,034
Audit Committee Member

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Edward V. Regan                      $2,382                     $0                        $94,995
Proxy Committee Chairman, Audit
Committee Member

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Russell S. Reynolds, Jr.             $3,066                     $1,284                    $71,069
Proxy Committee Member

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Donald W. Spiro                      $1,393                     $0                        $63,435
Vice Chairman

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------

Clayton K. Yeutter5                  $1,697                     $0                        $71,069
Proxy Committee Member

------------------------------------ -------------------------- ------------------------- ----------------------------
-----------------------

1 Aggregate  compensation  includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for
a       Trustee.
2   For the 2000 calendar year.
3 Total  compensation  for the 2000  calendar  year  includes  compensation  received  for  serving  as  Trustee or
Director of    11 other Oppenheimer funds.
4  Includes $1,214 deferred under Deferred Compensation Plan described below.
5 Includes $424 deferred under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired  Trustees.  Payments  are up to 80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the  highest  compensation  was  received.  A Trustee  must  serve as  trustee  for any of the New
York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the
Trustee's future  compensation  and length of service.  Therefore the amount of those benefits cannot be determined at this time,  nor can we estimate the number of years of credited  service  that will be used to  determine  those benefits.

         |X| Deferred  Compensation  Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation
Plan for  disinterested  trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under the plan  will be  determined  based  upon the performance of the selected funds.

         Deferral of Trustees'  fees under the plan will not materially  affect the Fund's  assets,  liabilities or net income per share.  The plan will not  obligate  the Fund to retain the  services  of any  Trustee or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Trustee under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

           Major  Shareholders.  As of January 23,  2001,  the only persons who owned of record or was known by the
Fund to own  beneficially  5% or more of the  Fund's  outstanding  securities  of any  class  were  the  following:
Merrill Lynch,  Pierce & Smith, 4800 Deer Lake Drive, E.,  Jacksonville,  Florida 32246, which owned  5,571,794.613
(18.73%  of the  Class A shares  then  outstanding),  Charles  Schwab  & Co.,  Inc.,  101  Montgomery  Street,  San
Francisco,  California,  which owned  1,689,118.628  Class A shares (5.67% of the Class A shares then outstanding),
Merrill Lynch,  Pierce & Smith, 4800 Deer Lake Drive, E.,  Jacksonville,  Florida 32246, which owned  1,356,480.385
Class B shares (8.77% of the Class B shares then  outstanding),  and Merrill Lynch,  Pierce & Smith, 4800 Deer Lake
Drive,  E.,  Jacksonville,   Florida  32246,  which  owned  1,106,229.284  (15.53%  of  the  Class  C  shares  then outstanding), for the benefit of their respective customers.

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain  employees,  including  portfolio  managers,  that would compete  with or take  advantage  of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manger.

      The code of Ethics  is an  exhibit  to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You
can  obtain  information  about  the  hours  of  operation  of the  Public  Reference  Room by  calling  the SEC at
1.800.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic  request at the following E-mail address:  publicinfo@sec.gov,  or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |X| The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management  services to the Fund  under an  investment  advisory  agreement  between  the  Manager  and the Fund.  The  Manager  selects securities  for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio  manager of the Fund is employed by the Manager and is the person who is  principally  responsible  for the  day-to-day  management  of the
Fund's  portfolio.  Other members of the Manager's  Equity  Portfolio Team, in particular Mr. William Wilby and Mr.
Frank Jennings,  provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The  agreement  requires  the  Manager,  at its  expense,  to provide the Fund with  adequate  office  space, facilities  and  equipment.  It  also  requires  the  Manager  to  provide  and  supervise  the  activities  of all
administrative  and  clerical  personnel  required  to  provide  effective   administration  for  the  Fund.  Those
responsibilities  include  the  compilation  and  maintenance  of  records  with  respect  to its  operations,  the preparation and filing of specified  reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  brokerage commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer agent  expenses,  share issuance costs, certain printing and registration costs
and  non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates  described in the Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each  class  of  shares  based  upon the  relative  proportion  of the  Fund's  net  assets represented by that class.

---------------------------------------- ----------------------------------------------------------------------------

Fiscal Year ended 11/30:                               Management Fees Paid to OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                 1998                                                             $2,637,912
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                 1999                                                    $2,888,430
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 2000                                                            $6,114,717

---------------------------------------- ----------------------------------------------------------------------------

      The  investment  advisory  agreement  states that in the  absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not  liable for any loss  resulting  from a good faith  error or omission on its part with respect to any of its duties under the agreement.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as investment advisor to the Fund,  the Manager may withdraw the right of the Fund to use the name  "Oppenheimer"  as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to arrange  the  portfolio  transactions  for the Fund.  The  advisory  agreement  contains provisions  relating to the employment of broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the  Investment  Company  Act. The Manager may employ  broker-dealers  that the Manager  thinks,  in its best  judgment  based on all relevant  factors,  will  implement  the policy of the Fund to obtain,  at  reasonable expense,  the "best  execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable execution at the most favorable price obtainable.

      The  Manager  need not seek  competitive  commission  bidding.  However,  it is  expected  to be aware of the current  rates of  eligible  brokers  and to  minimize  the  commissions  paid to the  extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the
Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

      Transactions  in securities  other than those for which an exchange is the primary  market are generally done with  principals or market makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions  and  therefore  would not have the  benefit of  negotiated  commissions  available  in U.S.
markets.  Brokerage  commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income agency transactions in the secondary

market.  Otherwise  brokerage  commissions  are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option  transaction,  the Fund  ordinarily  uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase the same security on the same day from the same dealer, the transactions under those  combined  orders are  averaged as to price and  allocated  in  accordance  with the  purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations are principal  transactions at net prices.  Instead of using a broker for those  transactions,  the Fund normally  deals  directly  with the selling or purchasing  principal or market maker unless the Manager determines that a better price or execution can be obtained  by using the  services  of a broker.  Purchases  of  portfolio  securities  from  underwriters  include a commission or concession  paid by the issuer to the  underwriter.  Purchases from dealers  include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most  favorable  net price.

      The  investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment  research  services  include  information  and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary  fixed-income  agency trades to obtain  research if the broker  represents  to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii)
the trade is not a riskless  principal  transaction.  The Board of Trustees  permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services  provided by brokers broadens the scope and supplements the research  activities of the
Manager.  That research  provides  additional  views and  comparisons for  consideration,  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

---------------------------------------- -----------------------------------------------------------------------------

       Fiscal Year Ended 11/30:                         Total Brokerage Commissions Paid by the Fund1
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------
                 1998                                                     $1,360,441
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

                 1999                                                     $1,115,579

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

                 2000                                                    $2,733,6082

---------------------------------------- -----------------------------------------------------------------------------

1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended 11/30/00,  the amount of transactions  directed to brokers for research  services was $489,929 and the amount of the commissions paid to broker-dealers for those services was $204,416,539.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter in the continuous  public  offering of the Fund's classes of shares.  The Distributor is not obligated  to sell a  specific  number  of  shares.  Expenses  normally  attributable  to  sales  are  borne by the
Distributor.

      The  compensation  paid to (or retained by) the  Distributor  from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

--------------- ------------------- ------------------- -------------------- ------------------- -------------------

                Aggregate           Class A Front-End   Concessions on       Concessions on      Concessions on
Fiscal Year     Front-End Sales     Sales Charges       Class A Shares       Class B Shares      Class C Shares
Ended 11/30:    Charges on Class    Retained by         Advanced by          Advanced by         Advanced by
                A Shares            Distributor         Distributor1         Distributor1        Distributor1

--------------- ------------------- ------------------- -------------------- ------------------- -------------------
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
     1998           $1,366,674           $394,993            $119,332            $2,142,928           $195,286
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
     1999            $732,494            $208,769            $174,092             $883,662            $120,524
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
--------------- ------------------- ------------------- -------------------- ------------------- -------------------

     2000           $2,515,558           $488,326           $1,156,083           $3,622,526           $824,261

--------------- ------------------- ------------------- -------------------- ------------------- -------------------

1.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

----------------------- ----------------------------- ------------------------------ -------------------------------

                        Class A Contingent Deferred   Class B Contingent Deferred    Class C Contingent Deferred
Fiscal Year Ended       Sales Charges Retained by     Sales Charges Retained by      Sales Charges Retained by
11/30:                  Distributor                   Distributor                    Distributor
----------------------- ----------------------------- ------------------------------ -------------------------------
----------------------- ----------------------------- ------------------------------ -------------------------------

         2000                     $69,569                       $336,401                        $58,227

----------------------- ----------------------------- ------------------------------ -------------------------------

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class.

      Each plan has been  approved by a vote of the Board of  Trustees,  including  a majority  of the  Independent
Trustees2, cast in person at a meeting  called for the purpose of voting on that plan.  The  shareholder  votes for the plans were cast by the Manager as the sole initial holder of each class of shares of the Fund.

      Under the  plans,  the  Manager  and the  Distributor  may make  payments  to  affiliates  and in their  sole discretion,  from time to time may use their own  resources  (at no direct  cost to the Fund) to make  payments  to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The
Manager may use its profits from the advisory fee it receives from the
Fund. In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Fund's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be  terminated  at any time by the vote of a majority  of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed material  amendment to the Class A Plan that would  materially  increase  payments  under the plan.  That  approval must be by a "majority" (as defined in the Investment  Company Act) of the shares of each Class,  voting separately by class.
      While the plans are in effect,  the  Treasurer  of the Fund shall  provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  Reports  shall  detail the amount of all payments  made under a plan,  and the purpose for which the payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect,  the selection and  nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset  value of all Fund  shares of that class held by the  recipient  for  itself and its  customers  does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent  Trustees.  The
Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X|  Class A  Service  Plan.  Under the Class A service  plan,  the  Distributor  currently  uses the fees it receives  from the Fund to pay  brokers,  dealers  and  other  financial  institutions  (they  are  referred  to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other  services  at the  request of the Fund or the  Distributor.  While the plan  permits  the Board to  authorize payments to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so. The
Distributor  makes  payments to plan  recipients  quarterly  at an annual  rate not to exceed  0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal  period ended  November 30, 2000  payments  under the Class A Plan  totaled  $996,304,  all of which was paid by the Distributor to recipients.  That included  $75,105 paid to an affiliate of the  Distributor's parent  company.  Any  unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor  may not use payments  received  under the Class A
Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X| Class B and Class C Service and Distribution  Plan. Under each plan,  service fees and distribution  fees are computed on the average of the net asset value of shares in the  respective  class,  determined as of the close of each  regular  business  day  during  the  period.  The  Class  B,  Class C and  Class N plans  provide  for the
Distributor to be  compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund  under the plans  during  the  period  for which the fee is paid.  The types of services that  Recipients  provide are similar to the services  provided under the Class A service plan,  described above.

      The Class B, Class C and the Class N plans  permit  the  Distributor  to retain  both the  asset-based  sales charges and the  service  fees or to pay  recipients  the service  fee on a  quarterly  basis,  without  payment in advance.  However, the Distributor  currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee  payments  quarterly  on those  shares.  The advance  payment is based on the net asset  value of shares  sold.
Shares  purchased by exchange do not qualify for the advance  service fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

      The Distributor  retains the asset-based sales charge on Class B and Class N shares. The Distributor  retains the  asset-based  sales  charge on Class C shares  during the first year the  shares are  outstanding.  It pays the asset-based  sales charge as an ongoing  concession  to the recipient on Class C shares  outstanding  for a year or more. If a dealer has a special  agreement  with the  Distributor,  the  Distributor  will pay the Class B, Class C and/or Class N service fee and the  asset-based  sales  charge to the dealer  quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while  allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based sales charges to the Distributor for its services  rendered in distributing  Class B, Class BC and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide  such  financing  from its own  resources  or from the  resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and

o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

----------------------------------------------------------------------------------------------------------------------

                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 11/30/00*

----------------------------------------------------------------------------------------------------------------------
------------------ --------------------- ---------------------- ---------------------------- -------------------------

                                                                Distributor's Aggregate      Distributor's
                                                                Unreimbursed Expenses        Unreimbursed Expenses
                   Total Payments        Amount Retained by     Under Plan                   as % of
                   Under Plan            Distributor                                         Net Assets of Class
Class

------------------ --------------------- ---------------------- ---------------------------- -------------------------
------------------ --------------------- ---------------------- ---------------------------- -------------------------

Class B Plan

                        $2,761,754            $2,248,040                $5,594,316                    2.05%

------------------ --------------------- ---------------------- ---------------------------- -------------------------
------------------ --------------------- ---------------------- ---------------------------- -------------------------

Class C Plan
                         $979,505              $435,256                 $1,529,976                    1.35%

------------------ --------------------- ---------------------- ---------------------------- -------------------------

*Class N shares were not offered for sale during the Fund's fiscal year ended 11/30/00.

                  The  Distributor's  actual  expenses in  sellingWhen  Class B, Class C or Class N shares are sold without the designation of a  broker-dealer,  the Distributor is automatically  designated as the  broker-dealer of record.  In those  cases,  the  Distributor  retains the service fee paid on Class B and Class C shares and retains the asset-based sales charge paid on Class B, Class C and Class N shares.

      The  Distributor's  actual  expenses  in  selling  Class,  B, Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B or the Class C plan is  terminated  by the Fund,  the Board of Trustees may allow the Fund to continue  payments of the  asset-based  sales charge to the  Distributor to compensate it for its expenses incurred for distributing shares before the plan was terminated.

      All payments under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The  Fund  uses  a  variety  of  terms  to  illustrate  its  investment performance. Those terms include "cumulative total return," "average annual total return,"  "average  annual total return at net asset value" and "total return at net asset  value." An  explanation as of how total returns are  calculated  is set forth below.  The charts below show the Fund's  performance  of the
Fund's most  recent  fiscal year end.  You can obtain  current  performance  as  information  by calling the Fund's
Transfer   Agent   at   1.800.525.7048   or   by   visiting   the    OppenheimerFunds    Internet   web   site   at
http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In  general,  any  advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year  periods  (or the life of the class,  if less)
ending as of the most  recently  ended  calendar  quarter prior to the  publication  of the  advertisement  (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:

         o        Total  returns  measure  the  performance  of a  hypothetical  account  in the Fund over  various periods and do not show the performance of each  shareholder's  account.  Your account's  performance will vary from the model  performance  data if your  dividends  are  received in cash,  or you buy or sell  shares  during the period,  or you bought  your  shares at a different  time and price than the shares used in the model.
o        The Fund's  performance  returns  do not  reflect  the  effect of taxes on  dividends  and  capital  gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The  principal  value of the  Fund's  shares  and total  returns  are not  guaranteed  and  normally  will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
         o        Total returns for any given past period  represent  historical  performance  information  and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will  usually be  different.  That is because of the  different  kinds of  expenses  each class  bears.  The total  returns of each class of shares of the Fund are  affected  by market  conditions,  the quality of the Fund's investments,  the  maturity  of debt  investments,  the types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

         |X| Total  Return  Information.  There are  different  types of "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment  is redeemed  at the end of the period.  Because of  differences  in expenses  for each class of shares, the total  returns for each class are  separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,
average  annual  total  returns  do  not  show  actual  year-by-year   performance.   The  Fund  uses  standardized
calculations for its total returns as prescribed the SEC.  The methodology is discussed below.

         In  calculating  total  returns  for Class A  shares,  the  current  maximum  sales  charge of 5.75% (as a percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales charge is applied, depending on the period for which the return is shown:
5.0% in the first year, 4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the sixth year and none  thereafter.  For Class C shares,  the 1% contingent  deferred  sales charge is deducted for returns for the 1-year period.

                  |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula  below) held for a number of years ("n" in the formula) to achieve an Ending  Redeemable  Value  ("ERV" in the  formula) of that  investment, according to the following formula:

                                               1/n
                                (ERV  )
                                (---- ) - 1 = Average Annual Total Return
                                ( P   )

                  |_| Cumulative Total Return.  The "cumulative  total return"  calculation  measures the change in value of a  hypothetical  investment of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors as average  annual  total  return,  but it does not  average  the rate of return on an annual  basis.
Cumulative total return is determined as follows:

                                        ERV - P
                                        ------- = Total Return
                                           P

                  |_| Total  Returns at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative or an average  annual total return "at net asset value"  (without  deducting  sales  charges) for Class A, Class B,
Class C or Class N shares.  Each is based on the  difference  in net asset value per share at the beginning and the end of the  period  for a  hypothetical  investment  in that  class of shares  (without  considering  front-end  or contingent  deferred sales charges) and takes into  consideration  the  reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                              The Fund's Total Returns for the Periods Ended 11/30/004
----------------------------------------------------------------------------------------------------------------------
-------------- -------------------------- ----------------------------------------------------------------------------
               Cumulative Total Returns                          Average Annual Total Returns
Class      of  (10 years or Life of
Shares         Class)
-------------- -------------------------- ----------------------------------------------------------------------------
-------------- -------------------------- ------------------------ ------------------------- -------------------------
                                                                           5-Years                   10-Years
                                                  1-Year              (or life-of-class)        (or life-of-class)
-------------- -------------------------- ------------------------ ------------------------- -------------------------
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
               After Sales   Without      After       Without      After        Without      After        Without
               Charge        Sales        Sales       Sales        Sales        Sales        Sales        Sales
                             Charge       Charge      Charge       Charge       Charge       Charge       Charge
                                          (MOP)       (NAV)
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
Class A        103.35%(1)    115.76%      -2.05%      3.92%        16.37%(1)    17.86%(1)    N/A          N/A
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
Class B        105.73%(2)    107.73%      -1.84%      3.16%        16.66%(2)    16.91%(2)    N/A          N/A
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
Class C        107.94%(3)    107.94%      2.16%       3.16%        16.93% (3)   16.93%(3)    N/A          N/A
-------------- ------------- ------------ ----------- ------------ ------------ ------------ ------------ ------------
1. Inception of Class A:   3/25/96
2. Inception of Class B:   3/25/96
3. Inception of Class C:   3/25/96
4. Class N shares were not offered for sale during the Fund's fiscal year ended 11/30/00.

Other  Performance   Comparisons.   The  Fund  compares  its  performance   annually  to  that  of  an  appropriate
broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by contacting the Transfer  Agent at the  addresses  or  telephone  numbers  shown on the cover of this  Statement of  Additional
Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual funds,  or use  rankings  of its  performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

         |X|  Lipper  Rankings.  From time to time the Fund may  publish  the  ranking  of the  performance  of its classes of shares by Lipper  Analytical  Services,  Inc.  Lipper is a  widely-recognized  independent  mutual  fund monitoring  service.  Lipper monitors the performance of regulated  investment  companies,  including the Fund, and ranks their  performance  for various  periods in categories  based on investment  styles.  The Lipper  performance rankings  are based on total  returns  that  include the  reinvestment  of capital  gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the  performance  of all mutual  funds in a category  that it monitors and  averages of the  performance  of the funds in particular categories.

         |X|  Morningstar  Ratings and  Rankings.  From time to time the Fund may  publish the ranking  and/or star rating of the  performance of its classes of shares by Morningstar,  Inc.  ("Morningstar"),  an independent  mutual fund  monitoring  service.  Morningstar  rates and ranks  mutual  funds in broad  investment  categories:  domestic stock funds,  international  stock funds,  taxable bond funds and municipal bond funds. The Fund is included in the international stock funds category.

         Morningstar   proprietary  star  ratings  reflect  historical   risk-adjusted   total  investment  return.
Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns  (depending  on the  inception of the fund or class) in excess of 90-day U.S.  Treasury  bill returns after considering  the fund's sales charges and expenses.  Risk measures a fund's (or class's)  performance  below 90-day
U.S.  Treasury  bill  returns.  Risk and  investment  return  are  combined  to  produce  star  ratings  reflecting performance  relative to the average  fund in a fund's  category.  Five stars is the  "highest"  rating (top 10% of funds in a category),  four stars is "above  average" (next 22.5%),  three stars is "average" (next 35%), two stars is "below  average"  (next 22.5%) and one star is "lowest"  (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the Fund's 3-year rating. Ratings are subject to change monthly.

         The Fund may also compare its total return rating to that of other funds in its Morningstar  category,  in addition to its star ratings.  Those total return ratings are  percentages  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th percentile,  that means that 94% of the funds in the same category performed better than it did.

         |X| Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street Journal,  Barron's,  or similar  publications.
That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's
classes  of shares  may be  compared  in  publications  to the  performance  of  various  market  indices  or other
investments,  and  averages,   performance  rankings  or  other  benchmarks  prepared  by  recognized  mutual  fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the  Oppenheimer  funds  themselves.  Those  ratings or  rankings of  shareholder  and  investor  services by third parties may include  comparisons of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time,  the Fund may  include in its  advertisements  and sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions.  That may include, for example,

o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economics of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to   demonstrate   performance,   risk  or  other
     characteristics of the Fund.

-------------------------------------------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information  is presented  below about the methods that can be used to buy shares of the Fund.
Appendix B contains more  information  about the special  sales charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $25.  Shares will be purchased on the regular  business day the  Distributor  is  instructed to initiate the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased with the proceeds of ACH transfers on the business day the Fund receives  Federal  Funds for the purchase  through the ACH system before the close of The New York Stock Exchange.  The Exchange  normally closes at 4:00 P.M., but may close earlier on certain days.  If  Federal  Funds are  received  on a business  day after the close of the  Exchange,  the  shares  will be purchased  and dividends  will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund 3 days after the  transfers  are  initiated.  The  Distributor  and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix B to this  Statement  of  Additional  Information  because the
Distributor or dealer or broker incurs little or no selling expenses.

         |X| Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger  purchases of Class A shares, you and your spouse can add together:
o        Class A, Class B and Class N shares you purchase for your individual  accounts  (including IRAs and 403(b)
              plans),  or for your joint  accounts,  or for trust or custodial  accounts on behalf of your children who are minors, and
o        Current  purchases  of Class A,  Class B and  Class N shares of the Fund and  other  Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         o        Class A, Class B and Class N shares of Oppenheimer  funds you previously  purchased subject to an initial or  contingent  deferred  sales charge to reduce the sales charge rate for current  purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The  Distributor  will add the value, at current offering price, of the shares you previously purchased and  currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current purchases.  You must request it when you buy shares.

         |X| The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Main Street Growth & Income Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                               Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                              Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund                       OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Developing Markets Fund                           OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund                              OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Balanced Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Europe Fund                                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Florida Municipal Fund                            Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund                         Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                           Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund                         Oppenheimer Trinity Growth Fund
Oppenheimer International Small Company Fund                  Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                                    Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund                             Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund                      Rochester Fund Municipals
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds except the money market funds. Under certain circumstances  described in this Statement of Additional  Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

         |X| Letters of Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds  during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases  of Class A shares.  The total  amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced  sales  charge  rate for the Class A shares  purchased  during that period.  You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's  statement in writing to the  Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other  Oppenheimer  funds)  during a 13-month  period
(the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount specified  in the Letter.  Purchases  made by  reinvestment  of  dividends or  distributions  of capital  gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables  an  investor  to count  the Class A and Class B shares  purchased  under the  Letter to obtain the reduced  sales  charge rate on  purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)
that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering  price  (including the sales charge)  that applies to a single  lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

         In submitting a Letter,  the investor makes no commitment to purchase shares.  However,  if the investor's purchases  of shares  within  the  Letter of Intent  period,  when  added to the value (at  offering  price) of the investor's  holdings  of  shares on the last day of that  period,  do not equal or  exceed  the  intended  purchase amount,  the investor  agrees to pay the  additional  amount of sales charge  applicable  to such  purchases.  That amount is  described  in "Terms of  Escrow,"  below  (those  terms may be amended by the  Distributor  from time to time).  The  investor  agrees  that shares  equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer Agent subject
to the Terms of Escrow.  Also, the investor  agrees to be bound by the terms of the  Prospectus,  this Statement of
Additional  Information and the Application  used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters of Intent.

         If the total  eligible  purchases  made  during  the  Letter of Intent  period do not equal or exceed  the intended  purchase amount,  the commissions  previously paid to the dealer of record for the account and the amount of sales charge retained by the  Distributor  will be adjusted to the rates  applicable to actual total  purchases.
If total eligible  purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales charge rate  reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the
Distributor  the excess of the amount of  commissions  allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases.  The excess  commissions  returned to the Distributor will be used to purchase  additional  shares for the  investor's  account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  commissions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination  of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record  and/or the  investor  to advise the  Distributor  about the Letter in placing any  purchase  orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

         |_| Terms of Escrow That Apply to Letters of Intent.

         1.    Out of the initial  purchase (or  subsequent  purchases  if  necessary)  made  pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer  Agent.  For example,  if the intended  purchase  amount is $50,000,  the escrow shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted  for a $50,000  purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.    If the total minimum  investment  specified under the Letter is completed within the  thirteen-month
Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the  thirteen-month  Letter of Intent period the total  purchases  pursuant to the
Letter  are less than the  intended  purchase  amount  specified  in the  Letter,  the  investor  must remit to the
Distributor  an amount equal to the  difference  between the dollar amount of sales  charges  actually paid and the amount of sales  charges  which would have been paid if the total amount  purchased had been made at a single time.
That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the Letter.  If the difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer, the  Distributor  will,  within sixty days of the  expiration of the Letter,  redeem the number of escrowed  shares necessary  to  realize  such  difference  in sales  charges.  Full  and  fractional  shares  remaining  after  such redemption  will be released from escrow.  If a request is received to redeem  escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter,  the investor  irrevocably  constitutes  and  appoints the Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares  eligible  for  purchase  under the Letter  (or the  holding of which may be counted  toward completion of a Letter) include:
(a)      Class A shares  sold with a  front-end  sales  charge or subject to a Class A  contingent  deferred  sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B  shares  acquired  by  exchange  of  either  (1)  Class A  shares  of one of the  other
                   Oppenheimer  funds that were acquired subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired  subject to a contingent deferred sales charge.

         6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another  fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled "How to Exchange  Shares"
and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject to the  redemption  restrictions  for  recent  purchases described  in the  Prospectus.  Asset  Builder  Plans  are  available  only if your bank is a (ACH)  member.  Asset
Builder  Plans  may  not be  used  to buy  shares  for  OppenheimerFunds  employee-sponsored  qualified  retirement accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer  Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change  the amount of your Asset  Builder  payment or you can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of  Retirement  Plans are entitled to purchase  shares of the Fund without sales charge or at reduced sales charge rates,  as described in Appendix B to this  Statement of Additional  Information.
Certain special sales charge  arrangements  described in that Appendix apply to retirement  plans whose records are maintained  on a daily  valuation  basis by Merrill  Lynch Pierce  Fenner & Smith,  Inc. or an  independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the
Merrill  Lynch record  keeping  service  agreement  the plan has less than $3 million in assets  (other than assets invested in money market funds)  invested in applicable  investments,  then the  retirement  plan may purchase only
Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund  will  have  their  Class B shares  converted  to Class A shares of the Fund when the plan's applicable investments reach $5 million.

Cancellation  of Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)  causes a loss to be  incurred  when the net asset  value of the
Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor  will do
so. The Fund may  reimburse  the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund. However,  each class has different  shareholder  privileges and features.  The net income attributable to Class B, Class C or Class N shares  and the  dividends  payable on Class B or Class C shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the  asset-based  sales charges to which
Class B, Class C and Class N are subject.

         The  availability  of different  classes of shares  permits an investor to choose the method of purchasing shares that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial  sales charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and  financial  institutions  that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of  compensation  for selling one class of shares rather than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

            |X| Class B Conversion.  Under current  interpretations  of  applicable  federal  income tax law by the
Internal  Revenue  Service,  the conversion of Class B shares to Class A shares after six years is not treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation  of those laws  should  change,  the automatic  conversion  feature may be  suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension remained in effect.

         Although  Class B shares  could then be  exchanged  for Class A shares on the basis of relative  net asset value of the two  classes,  without the  imposition  of a sales charge or fee,  such  exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                      recordkeeper or the plan sponsor for which has entered into a special agreement with the
                      Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                      Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |X|  Allocation of Expenses.  The Fund pays expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal fees and auditing  costs.  Those expenses are paid out of the
Fund's assets and are not paid directly by  shareholders.  However,  those  expenses  reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for calculating  the net asset value,  dividends and  distributions  of the Fund's share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional  Information and other materials for current shareholders,  fees to unaffiliated Trustees, custodian  expenses,  share  issuance  costs,  organization  and  start-up  costs,  interest,  taxes and  brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class are  allocated  equally to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service plan (12b-1)
fees, transfer and shareholder  servicing agent fees and expenses,  and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each class of shares of the Fund are  determined  as of the close of business of The New York Stock  Exchange on each day that the Exchange is open.
The  calculation  is done by dividing the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The  Exchange  normally  closes at 4:00 P.M.,  New York time,  but may close  earlier on some other days (for example,  in case of weather  emergencies  or on days falling  before a U.S.
holiday).  The Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin Luther King, Jr. Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the
Exchange is closed  (including  weekends  and U.S.  holidays)  or after 4:00 P.M. on a regular  business  day.  The
Fund's net asset  values  will not be  calculated  on those  days,  and the values of some of the Fund's  portfolio securities  may  change  significantly  on those  days,  when  shareholders  may not  purchase  or  redeem  shares.
Additionally,  trading on European and Asian stock  exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

         Changes in the values of  securities  traded on foreign  exchanges  or markets as a result of events  that occur after the prices of those  securities are  determined,  but before the close of The New York Stock  Exchange, will not be  reflected  in the Fund's  calculation  of its net asset  values  that day unless the Board of Trustees determines  that the event is likely to effect a material  change in the value of the  security.  The  Manager  may make that determination, under procedures established by the Board.

         |X| Securities  Valuation.  The Fund's Board of Trustees has  established  procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o        Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
1.        if last sale  information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
2.        if last sale  information  is not  available on a valuation  date,  they are valued at the last  reported sale price  preceding the valuation  date if it is within the spread of the closing "bid" and
                      "asked"  prices  on the  valuation  date  or,  if not,  at the  closing  "bid"  price  on the valuation date.

o        Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:
1.        at the last sale price available to the pricing service approved by the Board of Trustees, or
2.        at the last sale price  obtained by the Manager  from the report of the  principal  exchange on which the security is traded at its last trading  session on or immediately  before the valuation date,
                      or
3.       at the mean  between  the "bid" and  "asked"  prices  obtained  from the  principal  exchange on which the security  is traded or, on the basis of  reasonable  inquiry,  from two market  makers in the security.
o        Long-term debt  securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and  "asked"  prices  determined  by a portfolio  pricing  service  approved by the
              Fund's  Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o        The  following  securities  are valued at the mean between the "bid" and "asked"  prices  determined  by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

1.        debt instruments that have a maturity of more than 397 days when issued,

2.        debt  instruments  that had a maturity of 397 days or less when  issued and have a remaining  maturity of more than 60 days, and
3.       non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The  following  securities  are valued at cost,  adjusted for  amortization  of premiums and  accretion of discounts:

1.       money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
2.       debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including  restricted  securities) not having  readily-available  market quotations are valued at fair  value  determined  under the  Board's  procedures.  If the  Manager  is unable to locate two market  makers  willing to give  quotes,  a security  may be priced at the mean between the "bid" and
              "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid"
              price if no "asked" price is available).

         In the case of U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not  generally  available,  the  Manager  may use  pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable are used to value  foreign  currency,  including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the  principal  exchange on which they are traded or on NASDAQ,  as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there  were no sales  that day,  they  shall be valued  at the last sale  price on the  preceding trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal  exchange or on
NASDAQ on the  valuation  date.  If not, the value shall be the closing bid price on the  principal  exchange or on
NASDAQ on the valuation date.  If the put, call
or future is not traded on an  exchange  or on NASDAQ,  it shall be valued by the mean  between  "bid" and  "asked"
prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an  option,  an amount  equal to the  premium  received  is  included  in the Fund's
Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current  market value of the option.  In  determining  the
Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.  If a call or put  written  by the  Fund  expires,  the  Fund  has a gain in the  amount  of the premium.  If the Fund  enters  into a  closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

Information  on how to sell  shares  of the Fund is  stated  in the  Prospectus.  The  information  below  provides additional information about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within  six  months  of a  redemption,  a  shareholder  may  reinvest  all or part of the redemption proceeds of:
o        Class A shares  purchased  subject  to an  initial  sales  charge or Class A shares on which a  contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange  Shares" below.
Reinvestment  will be at the net asset value next  computed  after the Transfer  Agent  receives  the  reinvestment order.  The  shareholder  must  ask the  Transfer  Agent  for that  privilege  at the  time of  reinvestment.  This privilege  does not  apply to Class C or Class N  shares.  The Fund  may  amend,  suspend  or cease  offering  this reinvestment  privilege  at any  time as to  shares  redeemed  after  the  date of such  amendment,  suspension  or cessation.

         Any capital gain that was realized when the shares were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing and  amount of the  reinvestment.  Under the
Internal  Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the  Oppenheimer  funds  within 90 days of  payment  of the sales  charge,  the shareholder's  basis in the shares of the Fund that were  redeemed  may not include the amount of the sales  charge paid. That would reduce the loss or increase the gain recognized  from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.  However,  the  Board of  Trustees  of the  Fund may  determine  that it  would  be  detrimental  to the best interests of the remaining shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case,  the Fund may pay the  redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act. Under that rule, the
Fund is  obligated  to redeem  shares  solely in cash up to the lesser of  $250,000  or 1% of the net assets of the
Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur  brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions  in kind using the same method the Fund uses to value its  portfolio  securities  described  above under  "Determination  of Net Asset Values Per Share." That  valuation  will be made as of the time the  redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares  held in any  account if the  aggregate  net asset  value of those  shares is less than $500 or such  lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the aggregate  net asset  value of such  shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder  to  increase  the  investment,  or set other  terms and  conditions  so that the  shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the  transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are  transferred,  the  transferred shares will remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the transferee shareholder  had  acquired  the  transferred  shares in the same  manner  and at the same time as the  transferring shareholder.

         If less than all shares  held in an account  are  transferred,  and some but not all shares in the account would be subject to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under  "How to Buy  Shares"  for the  imposition  of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)
custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the  Prospectus  or on the back cover of this  Statement  of  Additional
Information.  The request must:

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed  persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.
Unless the shareholder  has provided the Transfer Agent with a certified tax  identification  number,  the Internal
Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.  The Fund, the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received  by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00
P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual  or annual  basis  under an  Automatic  Withdrawal  Plan.  Shares  will be  redeemed  three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested by
telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address of record for the  account and the  address  must not have been  changed  within the prior 30 days.
Required  minimum  distributions  from  OppenheimerFunds-sponsored  retirement  plans may not be  arranged  on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the
Account  Application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the Account  Application.  If a contingent  deferred sales charge applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make  regular  additional  Class A share  purchases while  participating  in an  Automatic  Withdrawal  Plan.  Class B,  Class C and Class N  shareholders  should  not establish  withdrawal plans,  because of the imposition of the contingent deferred sales charge on such withdrawals
(except where the contingent deferred sales charge is waived as described in Appendix B, below).

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  that apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the
Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic   Exchange   Plans.   Shareholders   can  authorize  the  Transfer   Agent  to  exchange  a
pre-determined  amount  of  shares  of the  Fund  for  shares  (of the  same  class)  of  other  Oppenheimer  funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount  that  may be  exchanged  to each  other  fund  account  is $25.  Instructions  should  be  provided  on the
OppenheimerFunds  Application or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges as set forth in "How to Exchange  Shares" in the Prospectus and below in this Statement of Additional Information.

         |X| Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's   Automatic  Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer
Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund  purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed  to the Transfer  Agent with the Plan  application  so that the shares  represented  by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset  value  without a sales  charge.  Dividends  on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan withdrawals will normally be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer  Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the Planholder.

         The  Planholder  may  terminate  a Plan at any time by writing to the  Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated form in the name of the Planholder.  The account will continue as a  dividend-reinvestment,  uncertificated account unless and until  proper  instructions  are received  from the  Planholder,  his or her  executor or  guardian,  or another authorized person.

         To use shares held under the Plan as  collateral  for a debt,  the  Planholder  may request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of  shares  may be  exchanged  only for  shares  of the same  class of other  Oppenheimer  funds.  Shares  of
Oppenheimer  funds  that have a single  class  without a class  designation  are  deemed  "Class A" shares for this purpose.  You can obtain a current  list  showing  which funds offer which  classes by calling the  Distributor  at
1.800.525.7048.
o        All of the  Oppenheimer  funds  currently  offer Class A, B and C shares except  Oppenheimer  Money Market
     Fund,  Inc.,  Centennial  Money Market  Trust,  Centennial  Tax Exempt  Trust,  Centennial  Government  Trust,
     Centennial New York Tax Exempt Trust,  Centennial  California Tax Exempt Trust,  and Centennial  America Fund,
     L.P., which only offer Class A shares.
o        Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally  available  only by exchange  from the same  class of  shares of other  Oppenheimer  funds or  through  OppenheimerFunds-sponsored
     401(k) plans.
o        Only certain  Oppenheimer  funds currently offer Class Y shares.  Class Y shares of Oppenheimer Real Asset
     Fund may not be exchanged for shares of any other fund.
o        Only certain  Oppenheimer  funds  currently  offer Class N shares,  which are only  offered to  retirement plans as  described  in the  Prospectus.  Class N shares  can be  exchanged  only for  Class N shares of other
     Oppenheimer funds.
o        Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged  only for Class A shares of other  Oppenheimer  funds.  They  may not be  acquired  by  exchange  of  shares  of any  class  of any  other
     Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash  Reserves
     acquired by exchange of Class M shares.
o        Class A shares of Senior  Floating  Rate Fund are not  available  by  exchange  of Class A shares of other
     Oppenheimer  funds.  Class A shares of Senior  Floating  Rate Fund that are  exchanged for shares of the other
     Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o        Class X shares of Limited Term New York  Municipal  Fund can be exchanged only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money
     Market Fund, Inc.,  Oppenheimer Cash Reserves or Oppenheimer  Limited-Term  Government Fund. Only participants in certain  retirement  plans may purchase  shares of Oppenheimer  Capital  Preservation  Fund, and only those participants may exchange shares of other  Oppenheimer  funds for shares of Oppenheimer  Capital  Preservation
     Fund.
o        Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are not  available  by  exchange  of shares of
     Oppenheimer  Money  Market  Fund or Class A shares  of  Oppenheimer  Cash  Reserves.  If any Class A shares of another  Oppenheimer  fund that are exchanged for Class A shares of Oppenheimer  Senior Floating Rate Fund are subject  to the  Class A  contingent  deferred  sales  charge  of the  other  Oppenheimer  fund at the time of exchange,  the holding  period for that Class A contingent  deferred sales charge will carry over to the Class
     A shares  of  Oppenheimer  Senior  Floating  Rate  Fund  acquired  in the  exchange.  The  Class A  shares  of
     Oppenheimer  Senior  Floating  Rate  Fund  acquired  in that  exchange  will be  subject  to the Class A Early
     Withdrawal  Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

o        Class A, Class B, Class C and Class Y Shares of Oppenheimer  Select  Managers  Mercury  Advisors S&P Index
     Fund and Oppenheimer  Select  Managers QM Active Balanced Fund are only available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money  market fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales  charge.
They may also be used to purchase shares of Oppenheimer  funds subject to an early withdrawal  charge or contingent deferred sales charge.

         Shares of Oppenheimer  Money Market Fund, Inc.  purchased with the redemption  proceeds of shares of other mutual funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds without being subject to an initial  sales charge or  contingent  deferred  sales charge.  To qualify for that  privilege,  the investor or the investor's  dealer  must  notify  the  Distributor  of  eligibility  for this  privilege  at the time the shares of
Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested,  they must supply proof of entitlement to this privilege.

         Shares  of the Fund  acquired  by  reinvestment  of  dividends  or  distributions  from  any of the  other
Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the
Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  Although  the Fund may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days notice prior to  materially  amending or  terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred  sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge.  However, when Class A shares  acquired by  exchange  of Class A shares of other  Oppenheimer  funds  purchased  subject to a
Class A contingent  deferred  sales charge are  redeemed  within 18 months of the end of the calendar  month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed  shares.  The Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within 6 years  of the  initial  purchase  of the  exchanged  Class B  shares.  The  Class C contingent  deferred sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial  purchase of the exchanged  Class C shares.  With respect to Class N shares,  a 1% contingent deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are
terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of Class N shares of any  Oppenheimer  fund or with  respect to an  individual  retirement  plan or
403(b)  plan,  Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any
Oppenheimer fund.

         When Class B or Class C shares are redeemed to effect an  exchange,  the  priorities  described in "How To
Buy Shares" in the  Prospectus  for the  imposition of the Class B or the Class C contingent  deferred sales charge will be  followed  in  determining  the  order in  which  the  shares  are  exchanged.  Before  exchanging  shares, shareholders  should take into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders  owning  shares  of more than one  class  must  specify  which  class of shares  they wish to exchange.

         |X| Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

         |X|  Telephone  Exchange  Requests.  When  exchanging  shares by  telephone,  a  shareholder  must have an existing  account  in the fund to which  the  exchange  is to be  made.  Otherwise,  the  investors  must  obtain a
Prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.  When you exchange some or all of your shares from one fund to another,  any special  account feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the Transfer  Agent not to do so.  However,  special  redemption and exchange  features such as Automatic  Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional Information, or would include shares  covered by a share  certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

         The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks. A shareholder  should assure that the fund selected is appropriate  for his or her investment and should be aware of the tax  consequences  of an exchange.  For federal  income tax purposes,  an exchange  transaction  is treated  as a  redemption  of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"
above,  discusses some of the tax  consequences  of reinvestment  of redemption  proceeds in such cases.  The Fund, the Distributor,  and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

         Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition  of the Fund's  portfolio, and expenses  borne by the Fund or borne  separately by a class.  Dividends are  calculated in the same manner,  at the same time,  and on the same day for each class of shares.  However,  dividends  on Class B, Class C and Class N shares  are  expected  to be  lower  than  dividends  on Class A  shares.  That is  because  of the  effect  of the asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as  promptly as  possible  after the return of such checks to the  Transfer
Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the  Fund and the  Transfer  Agent  will  not be  liable  to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends  and  Distributions.  The Federal tax  treatment  of the Fund's  dividends  and capital gains distributions is briefly highlighted in the Prospectus.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the dividends-received  deduction for corporate  shareholders.  Long-term capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate  amount of qualifying  dividends that the Fund derives from portfolio  investments that the Fund has held for a minimum  period,  usually  46 days.  A  corporate  shareholder  will not be  eligible  for the  deduction  on dividends  paid on Fund  shares  held for 45 days or less.  To the extent the Fund's  dividends  are  derived  from gross income from option  premiums,  interest  income or short-term  gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal  Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet those requirements.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce  the amount of income or capital  gains available for distribution to shareholders.

         The Fund  intends  to  qualify  as a  "regulated  investment  company"  under the  Internal  Revenue  Code
(although  it  reserves  the right not to  qualify).  That  qualification  enables the Fund to "pass  through"  its income and realized  capital gains to  shareholders  without having to pay tax on them. This avoids a double tax on that income and capital gains,  since  shareholders  normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement  account or the  shareholder  is otherwise exempt from tax). If the Fund qualifies as a "regulated  investment  company"  under the Internal  Revenue Code, it will not be liable for  Federal  income  taxes on  amounts  paid by it as  dividends  and  distributions.  The Fund qualified as a regulated  investment  company in its last fiscal year. The Internal  Revenue Code contains a number of
complex tests  relating to  qualification  which the Fund might not meet in any  particular  year. If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation  and receive no tax  deduction for payments made to shareholders.

         If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's  investment  policies,  they will be  identified as such in notices sent to shareholders.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital  gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  listed  above.
Reinvestment  will be made  without  sales  charge  at the net  asset  value  per  share in  effect at the close of business on the payable date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder  servicing and administrative  functions.
It acts as the Transfer  Agent for an annual per account fee. It also acts as shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  The Bank of New York is the  Custodian  of the Fund's  assets.  The  Custodian's  responsibilities include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It will be the practice of the Fund to deal with the Custodian in a manner  uninfluenced  by any banking  relationship  the  Custodian  may have with the Manager and its  affiliates.  The Fund's cash balances with the  custodian  in excess of  $100,000  are not  protected  by  Federal  deposit  insurance.  Those  uninsured balances at times may be substantial.
Independent  Auditors.  KPMG LLP are the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements  and perform  other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer International Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer International Growth Fund as of
November 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period from March 25, 1996 (inception of offering) to November 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer International Growth Fund as of November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from March
25, 1996 (inception of offering) to November 30, 1996, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado

December 14, 2000

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS  November 30, 2000
--------------------------------------------------------------------------------
                                                                               Market Value
                                                                   Shares        See Note 1
=============================================================================================

Common Stocks--88.9%
-------------------------------------------------------------------------------------------
Capital Goods--22.1%
-------------------------------------------------------------------------------------------
Aerospace/Defense--3.3%
Empresa Brasileira de Aeronautica SA (Embraer), Preference      4,057,000       $28,566,066
-------------------------------------------------------------------------------------------
Electrical Equipment--9.2%
Halma plc                                                       5,653,200         9,176,003
-------------------------------------------------------------------------------------------
Invensys plc                                                    7,079,700        17,212,054
-------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                       1,496,000         9,709,989
-------------------------------------------------------------------------------------------
Toshiba Corp.                                                   6,121,000        43,376,078
                                                                                -----------
                                                                                 79,474,124

-------------------------------------------------------------------------------------------
Industrial Services--5.0%
3i Group plc                                                      532,231         9,446,223
-------------------------------------------------------------------------------------------
BTG plc/1/                                                        440,400         8,220,616
-------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                 293,216         4,462,769
-------------------------------------------------------------------------------------------
ICTS International NV/1/                                          205,600         1,644,800
-------------------------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV                               822,362        19,686,318
                                                                                -----------
                                                                                 43,460,726

-------------------------------------------------------------------------------------------
Manufacturing--4.6%
Cie Financiere Richemont AG, A Units                                3,150         8,694,348
-------------------------------------------------------------------------------------------
GSI Lumonics, Inc./1/                                             870,700         8,815,838
-------------------------------------------------------------------------------------------
Jenoptik AG                                                       863,250        21,116,002
-------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                               150,000         1,087,500
                                                                                -----------
                                                                                 39,713,688

-------------------------------------------------------------------------------------------
Communication Services--2.9%
-------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.7%
Videsh Sanchar Nigam Ltd.                                       2,081,700        12,930,931
-------------------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd./2/                                      234,000         2,094,300
                                                                                -----------
                                                                                 15,025,231

-------------------------------------------------------------------------------------------
Telephone Utilities--1.2%
Tele Norte Leste Participacoes SA (Telemar)                   533,530,045         7,337,055
-------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference        62,472,281         1,137,015
-------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), ADR                   88,250         1,599,531
                                                                                -----------
                                                                                 10,073,601
-------------------------------------------------------------------------------------------
Consumer Cyclicals--19.9%
-------------------------------------------------------------------------------------------
Autos & Housing--3.6%
Aucnet, Inc.                                                      205,230         6,669,628
-------------------------------------------------------------------------------------------
Brazil Realty SA, GDR/3/                                          133,430         1,667,875
-------------------------------------------------------------------------------------------
Ducati Motor Holding SpA/1/                                     2,500,000         5,386,219
-------------------------------------------------------------------------------------------
Porsche AG, Preference                                              4,100        12,134,770
-------------------------------------------------------------------------------------------
Solidere, GDR1,/2/                                                759,300         5,144,258
                                                                                -----------
                                                                                 31,002,750

                    11 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                               Market Value
                                                                   Shares        See Note 1
-------------------------------------------------------------------------------------------

Consumer Services--0.5%
Prosegur CIA de Seguridad SA                                      444,400      $  4,591,912
-------------------------------------------------------------------------------------------
Leisure & Entertainment--0.7%
Sodexho Marriott Services, Inc.                                   282,400         5,859,800
-------------------------------------------------------------------------------------------
Media--12.3%
Impresa-Sociedade Gestora de Participacoes SA/1/                  103,600           739,507
-------------------------------------------------------------------------------------------
Naspers Ltd., N Shares                                            581,800         2,404,598
-------------------------------------------------------------------------------------------
ProSieben Sat.1 Media AG                                          628,400        19,419,288
-------------------------------------------------------------------------------------------
Reed International plc                                          5,675,300        50,846,330
-------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                     214,000         3,330,787
-------------------------------------------------------------------------------------------
Wolters Kluwer NV                                               1,196,526        29,330,777
                                                                              -------------
                                                                                106,071,287

-------------------------------------------------------------------------------------------
Retail: Specialty--2.3%
Boots Co. plc                                                   1,509,800        12,991,575
-------------------------------------------------------------------------------------------
UBI Soft Entertainment SA/1/                                      221,516         7,182,906
                                                                              -------------
                                                                                 20,174,481

-------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Gucci Group NV, NY Registered Shares                               41,000         3,810,438
-------------------------------------------------------------------------------------------
Consumer Staples--7.2%
-------------------------------------------------------------------------------------------
Broadcasting--1.3%
Grupo Televisa SA, Sponsored GDR/1/                               165,000         7,682,813
-------------------------------------------------------------------------------------------
LG Home Shopping, Inc.                                             94,761         3,851,249
                                                                              -------------
                                                                                 11,534,062

-------------------------------------------------------------------------------------------
Entertainment--4.1%
Imagineer Co. Ltd./1/                                              75,000           765,064
-------------------------------------------------------------------------------------------
Infogrames Entertainment SA/1/                                    636,800        12,361,657
-------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                 110,100        16,488,910
-------------------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference                        7,339,185         5,827,005
                                                                              -------------
                                                                                 35,442,636

-------------------------------------------------------------------------------------------
Food--0.6%
Interbrew NV/1/                                                   185,100         5,317,275
-------------------------------------------------------------------------------------------
Household Goods--1.2%
CCT Multimedia Holdings Ltd./1/                                 1,748,825            53,363
-------------------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg                                     264,500         9,889,119
                                                                              -------------
                                                                                  9,942,482

-------------------------------------------------------------------------------------------
Energy--2.6%
-------------------------------------------------------------------------------------------
Energy Services--0.7%
Expro International Group plc                                     817,800         6,190,733

                    12 OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                               Market Value
                                                                   Shares        See Note 1
-------------------------------------------------------------------------------------------

Oil: Domestic--1.9%
Electrofuel, Inc./1/                                              750,000       $ 3,123,170
-------------------------------------------------------------------------------------------
Enterprise Oil plc                                              1,586,800        13,271,741
                                                                              -------------
                                                                                 16,394,911

-------------------------------------------------------------------------------------------
Financial--6.7%
Banks--2.7%
-------------------------------------------------------------------------------------------
Banco Espirito Santo SA                                           165,625         2,574,993
-------------------------------------------------------------------------------------------
Banco Espirito Santo SA/1/                                         50,350           782,798
-------------------------------------------------------------------------------------------
Julius Baer Holding AG, Cl. B                                       2,835        12,968,026
-------------------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR            307,300         6,837,425
                                                                              -------------
                                                                                 23,163,242

-------------------------------------------------------------------------------------------
Diversified Financial--3.3%
Collins Stewart Ltd./1/                                           891,000         4,799,710
-------------------------------------------------------------------------------------------
Espirito Santo Financial Group, ADR                               234,700         4,327,281
-------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                         605,500         5,979,313
-------------------------------------------------------------------------------------------
Van der Moolen Holdings NV                                        172,000        13,714,902
                                                                              -------------
                                                                                 28,821,206

-------------------------------------------------------------------------------------------
Insurance--0.7%
AXA SA                                                             29,500         4,134,440
-------------------------------------------------------------------------------------------
Ockham Holdings plc                                             1,460,000         1,614,363
                                                                              -------------
                                                                                  5,748,803

-------------------------------------------------------------------------------------------
Healthcare--13.0%
-------------------------------------------------------------------------------------------
Healthcare/Drugs--6.7%
Biocompatibles International plc/1/                             2,991,598        14,843,113
-------------------------------------------------------------------------------------------
Elan Corp. plc, ADR/1/                                            200,940        10,838,201
-------------------------------------------------------------------------------------------
Genset, Sponsored ADR/1/                                          310,700         5,126,550
-------------------------------------------------------------------------------------------
GPC Biotech AG/1/                                                  38,600           907,235
-------------------------------------------------------------------------------------------
NeuroSearch AS/1/                                                 147,900         5,956,330
-------------------------------------------------------------------------------------------
Nicox SA/1/                                                       114,300         7,462,361
-------------------------------------------------------------------------------------------
Oxford GlycoSciences plc/1/                                       185,100         3,476,770
-------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR/2/                                      848,350         9,628,773
                                                                              -------------
                                                                                 58,239,333

-------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--6.3%
Novogen Ltd./1/                                                 2,698,400         5,136,124
-------------------------------------------------------------------------------------------
Ortivus AB, Cl. B/1/                                              551,400         1,924,319
-------------------------------------------------------------------------------------------
PowderJect Pharmaceuticals plc/1/                               1,820,700        13,679,429
-------------------------------------------------------------------------------------------
SkyePharma plc/1/                                              12,811,500        12,395,280
-------------------------------------------------------------------------------------------
SSL International plc                                           2,940,100        21,631,327
                                                                              -------------
                                                                                 54,766,479

                    13 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
                                                                               Market Value
                                                                   Shares        See Note 1
-------------------------------------------------------------------------------------------

Technology--13.7%
-------------------------------------------------------------------------------------------
Computer Services--5.3%
CCT Telecom Holdings Ltd.                                       6,698,000      $    841,565
-------------------------------------------------------------------------------------------
Computer Services Solutions Holding NV                            583,800        10,392,647
-------------------------------------------------------------------------------------------
Magnus Holding NV                                                 791,700         4,307,343
-------------------------------------------------------------------------------------------
Redbus Interhouse plc/1/                                        1,428,400         3,746,065
-------------------------------------------------------------------------------------------
Unit 4/1/                                                         301,200        12,021,622
-------------------------------------------------------------------------------------------
Ushio, Inc.                                                       899,000        14,640,451
                                                                               ------------
                                                                                 45,949,693

-------------------------------------------------------------------------------------------
Computer Software--3.0%
Lernout & Hauspie Speech Products NV/1/,/4/                       341,800                --
-------------------------------------------------------------------------------------------
Misys plc                                                         477,833         3,366,559
-------------------------------------------------------------------------------------------
NIIT Ltd.                                                         333,600        12,087,705
-------------------------------------------------------------------------------------------
Psion plc                                                       3,243,090        10,711,952
                                                                               ------------
                                                                                 26,166,216

-------------------------------------------------------------------------------------------
Communications Equipment--1.2%
Alcatel Alsthom CGE SA, Sponsored ADR                             139,900         7,064,950
-------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B                           295,800         3,364,725
                                                                               ------------
                                                                                 10,429,675

-------------------------------------------------------------------------------------------
Electronics--4.2%
ASM International NV/1/                                           341,100         3,880,013
-------------------------------------------------------------------------------------------
Hamamatsu Phototonics K.K                                         166,000        10,819,409
-------------------------------------------------------------------------------------------
Hoya Corp.                                                        132,000        10,962,762
-------------------------------------------------------------------------------------------
Sony Corp.                                                        100,740         7,602,676
-------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares                        78,200         3,186,650
                                                                               ------------
                                                                                 36,451,510

-------------------------------------------------------------------------------------------
Transportation--0.8%
-------------------------------------------------------------------------------------------
Shipping--0.8%
MIF Ltd./1/                                                       204,400         1,543,091
-------------------------------------------------------------------------------------------
Smit Internationale NV, CVA                                       255,104         4,929,910
                                                                               ------------
                                                                                  6,473,001
                                                                               ------------
Total Common Stocks (Cost $796,077,989)                                         768,855,361

===========================================================================================
Preferred Stocks--2.8%
Ceres, Inc., Sr. Cv., Series C/1/,/3/                             600,000         2,400,000
-------------------------------------------------------------------------------------------
Fresenius Medical Care AG, Preferred                              438,100        22,119,231
                                                                               ------------
Total Preferred Stocks (Cost $22,111,612)                                        24,519,231

                    14 OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                                 Principal      Market Value
                                                                                    Amount        See Note 1
==============================================================================================================

Repurchase Agreements--4.9%
Repurchase agreement with Banc One Capital Markets, Inc., 6.45%, dated 11/30/00, to be repurchased at $42,634,637 on 12/1/00, collateralized by U.S. Treasury Bonds, 6.625%-12.375%, 11/15/03-2/15/27,
with a value of $23,166,540 and U.S. Treasury Nts., 4.50%-7.50%,
1/31/01-2/15/10, with a value of $20,368,210 (Cost $42,627,000)                $42,627,000      $ 42,627,000
------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $860,816,601)                                       96.6%      836,001,592
------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                        3.4        29,151,822
                                                                               -----------------------------
Net Assets                                                                           100.0%     $865,153,414
                                                                               =============================

Footnotes to Statement of Investments

1. Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $16,867,331 or 1.95% of the Fund's net assets as of November 30, 2000.
3. Identifies issues considered to be illiquid or restricted -- See Note 6 of
Notes to Financial Statements.
4. The issuer has filed bankruptcy. This security is valued at zero under guidelines established by the Board of Trustees and is considered illiquid.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification                       Market Value       Percent
-----------------------------------------------------------------------------
Great Britain                                      $217,619,845         26.1%
Japan                                               121,034,966         14.5
The Netherlands                                      99,908,333         12.0
Germany                                              85,585,645         10.2
United States                                        51,974,300          6.2
Brazil                                               47,144,966          5.6
France                                               46,519,514          5.6
India                                                33,092,248          4.0
Switzerland                                          21,662,375          2.6
Canada                                               11,939,008          1.4
Australia                                            10,963,128          1.3
Ireland                                              10,838,201          1.3
Croatia                                               9,628,773          1.2
Italy                                                 9,196,656          1.1
Portugal                                              8,424,580          1.0
Korea, Republic of (South)                            8,314,018          1.0
Mexico                                                7,682,813          0.9
Denmark                                               5,956,330          0.7
Belgium                                               5,317,275          0.6
Sweden                                                5,289,044          0.6
Lebanon                                               5,144,258          0.6
Spain                                                 4,591,912          0.5
Singapore                                             3,330,787          0.4
South Africa                                          2,404,598          0.3
Norway                                                1,543,091          0.2
Hong Kong                                               894,928          0.1
                                                   --------------------------
Total                                              $836,001,592        100.0%
                                                   ==========================

See accompanying Notes to Financial Statements.

                    15 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2000

=======================================================================================================
Assets

Investments, at value (cost $860,816,601)--see accompanying statement                  $ 836,001,592
-------------------------------------------------------------------------------------------------------
Cash                                                                                          98,459
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                          5,846
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                        45,412,592
Investments sold                                                                           5,448,455
Interest and dividends                                                                       964,894
Other                                                                                         18,081
                                                                                       ----------------
Total assets                                                                             887,949,919

=======================================================================================================
Liabilities

Unrealized depreciation on foreign currency contracts                                         46,767
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     16,587,900
Shares of beneficial interest redeemed                                                     5,002,819
Distribution and service plan fees                                                           352,513
Accrued foreign capital gains taxes                                                          286,626
Transfer and shareholder servicing agent fees                                                126,177
Trustees' compensation                                                                        94,946
Other                                                                                        298,757
                                                                                       ----------------
Total liabilities                                                                         22,796,505

=======================================================================================================
Net Assets                                                                             $ 865,153,414
                                                                                       ================

=======================================================================================================
Composition of Net Assets

Paid-in capital                                                                        $ 863,969,259
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (227,882)
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                             26,306,572
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                            (24,894,535)
                                                                                       ----------------
Net Assets                                                                             $ 865,153,414
                                                                                       ================

=======================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$478,680,287 and 24,211,292 shares of beneficial interest outstanding)                        $19.77
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                      $20.98
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$273,242,861 and 14,278,542 shares of beneficial interest outstanding)                        $19.14
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$113,230,266 and 5,908,474 shares of beneficial interest outstanding)                         $19.16

See accompanying Notes to Financial Statements.

                    16 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2000

============================================================================================

Investment Income

Dividends (net of foreign withholding taxes of $764,514)                      $  10,095,208
--------------------------------------------------------------------------------------------
Interest                                                                          2,521,684
                                                                              --------------
Total income                                                                     12,616,892

============================================================================================
Expenses

Management fees                                                                   6,114,717
--------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                             996,304
Class B                                                                           2,761,754
Class C                                                                             979,505
--------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                     1,599,642
--------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         463,554
--------------------------------------------------------------------------------------------
Accrued foreign capital gains taxes                                                 286,626
--------------------------------------------------------------------------------------------
Trustees' compensation                                                               45,430
--------------------------------------------------------------------------------------------
Other                                                                               554,501

Total expenses                                                                   13,802,033
Less expenses paid indirectly                                                       (18,016)
                                                                              --------------
Net expenses                                                                     13,784,017

============================================================================================
Net Investment Loss                                                              (1,167,125)

============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                     110,825,249
Foreign currency transactions                                                   (22,615,631)
                                                                              --------------
Net realized gain                                                                88,209,618

--------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                     (99,147,604)
Translation of assets and liabilities denominated in foreign currencies         (39,284,566)
                                                                              --------------
Net change                                                                     (138,432,170)
                                                                              --------------
Net realized and unrealized loss                                                (50,222,552)

============================================================================================
Net Decrease in Net Assets Resulting from Operations                          $ (51,389,677)
                                                                              ==============

See accompanying Notes to Financial Statements.

                    17 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended November 30,                                                        2000                 1999
===========================================================================================================

Operations

Net investment loss                                                   $  (1,167,125)       $  (1,941,583)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                 88,209,618            7,753,998
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                   (138,432,170)         112,491,047
                                                                      -------------------------------------
Net increase (decrease) in net assets resulting from operations         (51,389,677)         118,303,462

===========================================================================================================
Dividends and Distributions to Shareholders

Dividends from net investment income:
Class A                                                                          --           (1,612,367)
Class B                                                                          --             (254,658)
Class C                                                                          --              (67,795)
-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (2,338,269)          (9,482,138)
Class B                                                                  (1,929,730)          (7,304,835)
Class C                                                                    (575,074)          (1,902,453)

===========================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                 299,436,909          (26,426,483)
Class B                                                                 114,422,426           (3,877,361)
Class C                                                                  73,282,592            1,107,177

===========================================================================================================
Net Assets

Total increase                                                          430,909,177           68,482,549
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                     434,244,237          365,761,688
                                                                      -------------------------------------
End of period (including accumulated net investment
loss of $227,882 and $59,065, respectively)                           $ 865,153,414        $ 434,244,237
                                                                      =====================================

See accompanying Notes to Financial Statements.

                    18 OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A           Year Ended November 30,               2000         1999         1998         1997       19961
=================================================================================================================

Per Share Operating Data

Net asset value, beginning of period                  $19.22       $15.11       $14.37       $11.74      $10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.01)        (.02)         .05         (.05)/2/    (.01)
Net realized and unrealized gain                         .77         5.02          .91         2.68/2/     1.75
                                                      -----------------------------------------------------------
Total income from investment operations                  .76         5.00          .96         2.63        1.74
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --         (.13)          --           --          --
Distributions from net realized gain                    (.21)        (.76)        (.22)          --          --
                                                      -----------------------------------------------------------
Total dividends and/or distributions to
shareholders                                            (.21)        (.89)        (.22)          --          --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $19.77       $19.22       $15.11       $14.37      $11.74
                                                      ===========================================================

=================================================================================================================
Total Return, at Net Asset Value/3/                     3.92%       35.31%        6.78%       22.40%      17.40%

=================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)            $478,680     $208,981     $186,859     $122,720     $16,918
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $418,537     $180,719     $175,022      $66,156      $8,992
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income (loss)                            0.22%       (0.15)%       0.44%       (0.36)%     (0.26)%
Expenses                                                1.38%        1.55%        1.40%5       1.78%/5/    1.88%/5/
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   61%          75%          82%          64%         43%

1. For the period from March 25, 1996 (inception of offering) to November 30,
1996.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                    19 OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended November 30,                              2000          1999          1998         1997        19961
=========================================================================================================================

Per Share Operating Data

Net asset value, beginning of period                       $18.75        $14.76        $14.15       $11.65       $10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.08)         (.14)         (.03)        (.12)/2/     (.10)
Net realized and unrealized gain                              .68          4.92           .86         2.62/2/      1.75
                                                           --------------------------------------------------------------
Total income from investment operations                       .60          4.78           .83         2.50         1.65
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --          (.03)           --           --           --
Distributions from net realized gain                         (.21)         (.76)         (.22)          --           --

Total dividends and/or distributions
to shareholders                                              (.21)         (.79)         (.22)          --           --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $19.14        $18.75        $14.76       $14.15       $11.65
                                                           ==============================================================

=========================================================================================================================
Total Return, at Net Asset Value/3/                          3.16%        34.32%         5.95%       21.46%       16.50%

=========================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                 $273,243      $176,021      $142,127      $90,565       $8,673
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $276,393      $145,203      $125,772      $45,553       $3,628
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment loss                                         (0.56)%       (0.91)%       (0.34)%      (1.14)%      (1.46)%
Expenses                                                     2.14%         2.31%         2.18%5       2.56%/5/     2.84%/5/
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        61%           75%           82%          64%          43%

1. For the period from March 25, 1996 (inception of offering) to November 30,
1996.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                    20 OPPENHEIMER INTERNATIONAL GROWTH FUND

Class C           Year Ended November 30,              2000        1999        1998        1997       1996/1/
=============================================================================================================

Per Share Operating Data

Net asset value, beginning of period                 $18.77      $14.78      $14.17      $11.66      $10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.04)       (.13)       (.03)       (.13)/2/    (.09)
Net realized and unrealized gain                        .64        4.91         .86        2.64/2/     1.75
                                                     --------------------------------------------------------
Total income from investment operations                 .60        4.78         .83        2.51        1.66
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --        (.03)         --          --          --
Distributions from net realized gain                   (.21)       (.76)       (.22)         --          --
                                                     --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.21)       (.79)       (.22)         --          --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $19.16      $18.77      $14.78      $14.17      $11.66
                                                     ========================================================

=============================================================================================================
Total Return, at Net Asset Value/3/                    3.16%      34.28%       5.94%      21.53%      16.60%

=============================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $113,230     $49,242     $36,776     $21,908      $2,149
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 98,110     $39,641     $32,460     $10,864      $  938
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment loss                                   (0.53)%     (0.92)%     (0.34)%     (1.18)%     (1.48)%
Expenses                                               2.14%       2.32%       2.17%/5/    2.55%/5/    2.82%/5/
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  61%         75%         82%         64%         43%

1. For the period from March 25, 1996 (inception of offering) to November 30,
1996.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                    21 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer International Growth Fund (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).
      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class
B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                    22 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Repurchase Agreements The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carry-overs, to shareholders. Therefore,no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation The Fund has adopted an unfunded retirement plan for the
Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
November 30, 2000, a provision of $20,913 was made for the Fund's projected benefit obligations and payments of $1,627 were made to retired trustees, resulting in an accumulated liability of $78,351 as of November 30, 2000.
      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees'fees under the plan will not affect the net assets of the Fund,and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                    23 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued
Classification of Dividends and Distributions to Shareholders Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended November 30, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $60,380,147, a decrease in accumulated net investment loss of $998,308, and a decrease in accumulated net realized gain on investments of $61,378,455. This reclassification includes $60,380,147 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                    24 OPPENHEIMER INTERNATIONAL GROWTH FUND

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                         Year Ended November 30, 2000        Year Ended November 30, 1999
                                           Shares              Amount          Shares              Amount
------------------------------------------------------------------------------------------------------------

Class A
Sold                                   76,011,738      $1,793,646,337      28,386,105        $443,398,379
Dividends and/or distributions
reinvested                                107,442           2,137,021         755,138          10,481,320
Redeemed                              (62,783,039)     (1,496,346,449)    (30,634,400)       (480,306,182)
                                       ------------------------------------------------------------------
Net increase (decrease)                13,336,141        $299,436,909      (1,493,157)       $(26,426,483)
                                       ==================================================================

------------------------------------------------------------------------------------------------------------
Class B
Sold                                   10,533,589        $244,951,984       5,389,439         $81,564,985
Dividends and/or distributions
reinvested                                 95,979           1,861,912         535,401           7,308,215
Redeemed                               (5,739,196)       (132,391,470)     (6,163,506)        (92,750,561)
                                       ------------------------------------------------------------------
Net increase (decrease)                 4,890,372        $114,422,426        (238,666)        $(3,877,361)
                                       ==================================================================

------------------------------------------------------------------------------------------------------------
Class C
Sold                                   16,858,318        $390,185,202       9,122,829        $139,300,660
Dividends and/or distributions
reinvested                                 27,786             539,702         137,399           1,876,855
Redeemed                              (13,601,068)       (317,442,312)     (9,124,669)       (140,070,338)
                                       ------------------------------------------------------------------
Net increase                            3,285,036         $73,282,592         135,559          $1,107,177
                                       ==================================================================

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2000, were
$829,988,177 and $453,980,355, respectively.

As of November 30, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $861,078,799 was:

Gross unrealized appreciation         $  95,182,041
Gross unrealized depreciation          (120,259,248)
                                      -------------
Net unrealized depreciation           $ (25,077,207)
                                      =============

                    25 OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the year ended November 30, 2000 was an annualized rate of
0.77%,before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an
"at-cost" basis. Effective January 1, 2001, the Fund ended this
"at-cost" arrangement and began paying OFS an annual maintenance fee for each
Fund shareholder account and reimbursing OFS for its out-of-pocket expenses. OFS also acts as the transfer and shareholder servicing agent for the other
Oppenheimer funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    Aggregate         Class A     Commissions       Commissions         Commissions
                                    Front-End       Front-End      on Class A        on Class B          on Class C
                                Sales Charges           Sales          Shares            Shares      Shares Charges
                                   on Class A     Retained by     Advanced by       Advanced by         Advanced by
Year Ended                             Shares     Distributor     Distributor/1/    Distributor/1/      Distributor/1/
------------------------------------------------------------------------------------------------------------------------

November 30, 2000                  $2,515,558        $488,326      $1,156,083        $3,622,526            $824,261

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                                      Class A                    Class B                    Class C
                                          Contingent Deferred        Contingent Deferred        Contingent Deferred
                                                Sales Charges              Sales Charges              Sales Charges
Year Ended                            Retained by Distributor    Retained by Distributor    Retained by Distributor
------------------------------------------------------------------------------------------------------------------------

November 30, 2000                                     $69,569                   $336,401                    $58,227

The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment
Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                    26 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Class A Service Plan Fees Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended November 30, 2000, payments under the Class A plan totaled $996,304 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $75,105 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on
Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-
based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended November 30, 2000, were as follows:

                                                          Distributor's     Distributor's
                                                              Aggregate      Unreimbursed
                                                           Unreimbursed     Expenses as %
                   Total Payments     Amount Retained          Expenses     of Net Assets
                       Under Plan      by Distributor        Under Plan          of Class
------------------------------------------------------------------------------------------

Class B Plan           $2,761,754          $2,248,040        $5,594,316              2.05%
Class C Plan              979,505             435,256         1,529,976              1.35

                    27 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments if applicable.

As of November 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                    Contract
                                     Expiration       Amount    Valuation  as of     Unrealized     Unrealized
Contract Description                       Date       (000s)   November 30, 2000   Appreciation   Depreciation
----------------------------------------------------------------------------------------------------------------

Contracts to Purchase
British Pound Sterling (GBP)    12/1/00-12/6/00     GBP6,214          $8,809,088         $  527        $19,463
Euro (EUR)                      12/1/00-12/4/00     EUR2,040           1,776,276          4,143            937
                                                                                   ---------------------------
                                                                                          4,670         20,400
                                                                                   ---------------------------
Contracts to Sell
British Pound Sterling (GBP)            12/1/00     GBP1,470           2,083,325          1,176             --
Swiss Franc (CHF)               12/4/00-12/5/00     CHF4,415           2,544,380             --         26,367
                                                                                   ---------------------------
                                                                                          1,176         26,367
                                                                                   ---------------------------
Total Unrealized Appreciation and Depreciation                                           $5,846        $46,767
                                                                                   ===========================

                    28 OPPENHEIMER INTERNATIONAL GROWTH FUND

================================================================================
6. Illiquid or Restricted Securities
As of November 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of November 30, 2000 was $4,067,875, which represents 0.47% of the Fund's net assets, of which $2,400,000 is considered restricted. Information concerning restricted securities is as follows:

                                                                              Valuation       Unrealized
                                                                         Per Unit as of     Appreciation
Security                           Acquisition Date   Cost Per Unit   November 30, 2000   (Depreciation)
----------------------------------------------------------------------------------------------------------

Stocks and Warrants
Ceres, Inc., Sr. Cv., Series C               1/6/99           $4.00               $4.00              $--

================================================================================
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.

The Fund had no borrowings outstanding during the year ended or at November 30,
2000.

                                                        A-1
                                                    APPENDIX A

-------------------------------------------------------------------------------------------------------------------
                                         Corporate Industry Classifications
-------------------------------------------------------------------------------------------------------------------

Aerospace/Defense                                            Food and Drug Retailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                                     Health Care/Supplies & Services
Automotive                                                   Homebuilders/Real Estate
Bank Holding Companies                                       Hotel/Gaming
Banks                                                        Industrial Services
Beverages                                                    Information Technology
Broadcasting                                                 Insurance
Broker-Dealers                                               Leasing & Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                                           Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                            Oil - International
Conglomerates                                                Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads & Truckers
Convenience Stores                                           Restaurants
Department Stores                                            Savings & Loans
Diversified Financial                                        Shipping
Diversified Media                                            Special Purpose Financial
Drug Wholesalers                                             Specialty Printing
Durable Household Goods                                      Specialty Retailing
Education                                                    Steel
Electric Utilities                                           Telecommunications - Long Distance
Electrical Equipment                                         Telephone - Utility
Electronics                                                  Textile, Apparel & Home Furnishings
Energy Services                                              Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                                       B-14
                                                    Appendix B

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans3
(4)      Group Retirement Plans4
(5)      403(b)(7) custodial plan accounts
(6)      Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or
                SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.                      Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus
(unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5
This waiver provision applies to:
-        Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)      through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)      by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that
              Plan has made special arrangements with the Distributor for those purchases.
      -           Purchases of Class A shares by  Retirement  Plans that have any of the  following  record-keeping arrangements:
(1)      The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a
              daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
              Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
              Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
              Investments").
(2)      The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill
              Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3)      The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
      -           Purchases  by a Retirement  Plan whose record  keeper had a  cost-allocation  agreement  with the
      Transfer Agent on or before March 1, 2001.

II.                                Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-        The Manager or its affiliates.
-        Present or former officers, directors, trustees and employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
-        Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-        Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-        Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
         Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-        Investment advisors and financial planners who have entered into an agreement for this purpose with the
         Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-        "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-        Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-        Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-        A unit investment trust that has entered into an appropriate agreement with the Distributor.
-        Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
         Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-        Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
-        A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      -           Shares  issued in plans of  reorganization,  such as mergers,  asset  acquisitions  and  exchange offers, to which the Fund is a party.
-        Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
-        Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-        Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
         Trust Series.
-        Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      -           To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.
-        Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
-        For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)      To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.6
(5)      Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue
                Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue
                Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.7
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the
                Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
                Distributor.
(11)

         Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      -           For  distributions  from 401(k)  plans  sponsored  by  broker-dealers  that have  entered  into a special agreement with the Distributor allowing this waiver.

                  III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
-        Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
         Security Administration.
-        Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-        Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-        Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
-        Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
-        Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.9
(5)      To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue
                Code.
(8)      For loans to participants or beneficiaries.10
(9)      On account of the participant's separation from service.11
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the
                Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)     Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)     For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         (13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         (14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         -    Redemptions  of Class B shares or Class C shares under an Automatic  Withdrawal  Plan from an account other than a Retirement  Plan if the  aggregate  value of the redeemed  shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-        Shares sold to the Manager or its affiliates.
-        Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Shares issued in plans of reorganization to which the Fund is a party.
-        Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.       Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                                Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

    Oppenheimer Quest Value Fund, Inc.                     Oppenheimer Small Cap Value Fund
    Oppenheimer Quest Balanced Value Fund                  Oppenheimer Quest Global Value Fund, Inc.
    Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      -           acquired by such  shareholder  pursuant to an exchange of shares of an Oppenheimer  fund that was one of the Former Quest for Value Funds, or
         -        purchased  by such  shareholder  by  exchange  of shares of  another  Oppenheimer  fund that were acquired  pursuant  to the merger of any of the Former  Quest for Value Funds into that other  Oppenheimer  fund on
November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

         - -  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees   Initial Sales Charge as a    Initial Sales Charge as a    Concession as % of
or Members                     % of Offering Price          % of Net Amount Invested     Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

         - -  Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              -   Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who
                  acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA
                  Family of Funds.
              -   Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
         - -  Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         - -  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
                  -        withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual  withdrawal  does not exceed 10% of the initial value of the account  value, adjusted annually, and
                  -        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         - -  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A,
Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former
Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6,
1995, but prior to November 24, 1995:
-        redemptions  following the death or disability of the  shareholder(s)  (as evidenced by a determination of total disability by the U.S. Social Security Administration);
-        withdrawals  under an automatic  withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
                  -        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

    V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                   Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         -    Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1)      persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were
                $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the
                Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)      persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         -    Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
(1)      any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former
                Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
                Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
                Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)      any participant in a qualified plan, provided that the total initial amount invested by the plan in the
                Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)      Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4)      employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5)

         one or more members of a group of at least 1,000 persons (and persons who are retirees from such group)
                engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between
                CMFS and such group; and
(6)      an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the
Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)      by the estate of a deceased shareholder;
(2)      upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)      for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)      in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)      in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)      in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)      as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
                Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.                 Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

          VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities
                                                       Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-        the Manager and its affiliates,
-        present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-        registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-        dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-        employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-        dealers, brokers, or registered investment advisors that had entered into an agreement with the
         Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-        dealers, brokers or registered investment advisors that had entered into an agreement with the
         Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

-------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund
-------------------------------------------------------------------------------------------------------------------

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.525.7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
          Mayer, Brown & Platt
          1675 Broadway
          New York, NY 10019-5820